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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Marina Belaya, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 89.2%
CALIFORNIA — 78.3%
CA Barstow
	Desert Visa Apartments,
	Series 1991,
	LOC: FHLB
	0.140% 12/01/20 (06/05/13) (a)(b)	2,200,000	2,200,000
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	DPCE: FHLMC
	0.130% 02/01/25 (06/06/13) (a)(b)	5,275,000	5,275,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.130% 10/15/29 (06/06/13) (a)(b)	6,700,000	6,700,000
CA Deutsche Bank Spears/Lifers Trust
	Alta Loma California,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.200% 02/01/37 (06/06/13) (a)(b)	10,000,000	10,000,000
	Chino Basin California Regional Financing Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.220% 04/01/48 (06/06/13) (a)(b)(c)	4,094,000	4,094,000
	Los Angeles County Housing Authority,
	Series 2011-1008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.190% 10/01/31 (06/06/13) (a)(b)(c)	19,000,000	19,000,000
CA East Bay Municipal Utility District
	Series 2009 A1,
	0.120% 06/01/26 (06/06/13) (b)(d)	4,000,000	4,000,000
CA Economic Development Financing Authority
	Mid-Pacific Co., LLC,
	Vortech Engineering, Inc.,
	Series 1997, AMT,
	LOC: Wells Fargo Bank N.A.
	0.150% 09/01/22 (06/05/13) (a)(b)	1,415,000	1,415,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.130% 02/15/31 (06/06/13) (a)(b)	4,965,000	4,965,000
CA Golden State Tobacco Securitization Corp.
	Enhanced Asset-Backed,
	Series 2003 B,
	Pre-refunded 06/01/13:
	5.000% 06/01/43	1,540,000	1,540,000
	5.500% 06/01/33	3,680,000	3,680,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	5.500% 06/01/43	6,910,000	6,910,000
	5.625% 06/01/38	4,385,000	4,385,000
	5.500% 06/01/33	3,940,000	3,940,000
	Series 2003 A-1,
	Pre-refunded 06/01/13:
	6.625% 06/01/40	2,545,000	2,545,000
	6.750% 06/01/39	7,455,000	7,455,000
	Series 2003 A-4,
	Pre-refunded 06/01/13,
	7.800% 06/01/42	1,100,000	1,100,000
CA Health Facilities Financing Authority
	Stanford Hospital & Clinics,
	Series 2008 B2,
	0.170% 11/15/45 (06/05/13) (b)(d)	7,925,000	7,925,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,
	DPCE: FNMA
	0.130% 08/01/26 (06/06/13) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Prinsco, Inc.,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.130% 05/01/28 (06/06/13) (a)(b)	3,650,000	3,650,000
	San Francisco Ballet Association,
	Series 2008,
	LOC: FHLB
	0.150% 08/01/38 (06/03/13) (a)(b)	15,600,000	15,600,000
CA Irvine Ranch Water District
	Series 2011 A-2,
	0.120% 10/01/37 (06/06/13) (b)(d)	7,140,000	7,140,000
CA JPMorgan Chase Putters/Drivers Trust
	Scripps Health,
	Series 2012 4039,
	LIQ FAC: JPMorgan Chase Bank
	0.140% 11/15/19 (06/06/13) (a)(b)(c)	3,000,000	3,000,000
	Series 2013
	LIQ FAC: JPMorgan Chase & Co.
	0.170% 11/28/13 (06/06/13) (a)(b)(c)	10,000,000	10,000,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2012 C,
	2.000% 06/28/13	8,000,000	8,010,626
CA Los Angeles Unified School District
	Series 2010 A,
	3.000% 07/01/13	1,000,000	1,002,267
CA Manteca Financing Authority
	Series 2003 B,
	Pre-refunded 12/01/13,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	5.000% 12/01/33	1,400,000	1,432,522
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.120% 07/01/36 (06/06/13) (b)(d)	2,500,000	2,500,000
	Series 2011 A-3,
	0.120% 07/01/36 (06/06/13) (b)(d)	2,500,000	2,500,000
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.120% 07/01/22 (06/06/13) (a)(b)	2,390,000	2,390,000
CA Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.120% 03/01/49 (06/06/13) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
	Seawind Apartments Ltd.,
	Series 1990 A, AMT,
	DPCE: FNMA
	0.180% 12/01/20 (06/05/13) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Bank of the West
	0.180% 06/01/35 (06/06/13) (a)(b)	3,190,000	3,190,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.120% 09/01/35 (06/03/13) (a)(b)	18,080,000	18,080,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.160% 10/01/13 (06/06/13) (a)(b)(c)	6,000,000	6,000,000
	Los Angeles County,
	Series 2011 E-24,
	LOC: Royal Bank of Canada
	0.160% 07/01/31 (06/06/13) (a)(b)(c)	9,890,000	9,890,000
CA San Diego County Regional Airport Authority
	0.160% 07/12/13	2,100,000	2,100,000
	Series 2005, AMT,
	GTY AGMT: Deutsche Bank A.G.,
	LIQ FAC: Deutsche Bank A.G.
	0.220% 07/01/20 (06/06/13) (a)(b)	1,165,000	1,165,000
CA San Diego County Regional Transportation Commission
	Series 2008 B,
	SPA: JPMorgan Chase Bank
	0.110% 04/01/38 (06/06/13) (a)(b)	7,315,000	7,315,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Diego County School Districts
	Tax & Revenue Anticipation Notes,
	Series 2012 A,
	Insured: Government of Participants
	2.000% 06/28/13	2,000,000	2,002,702
CA San Francisco City & County Redevelopment Agency
	Hunters Point,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.130% 08/01/36 (06/06/13) (a)(b)	3,600,000	3,600,000
CA San Francisco City & County
	Certificates of Participation,
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.
	0.160% 09/01/31 (06/06/13) (a)(b)	13,520,000	13,520,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.120% 04/01/39 (06/06/13) (a)(b)	13,665,000	13,665,000
CA School Cash Reserve Program Authority
	Series 2012 L,
	2.000% 06/03/13	8,200,000	8,200,788
	Series 2013 Z,
	2.000% 10/01/13	13,000,000	13,077,978
CA Statewide Communities Development Authority
	0.220% 10/03/13	14,200,000	14,200,000
	0.220% 12/10/13	4,000,000	4,000,000
	0.230% 01/08/14	5,000,000	5,000,000
	Community Hospital Foundation,
	Community Hospital of the Monterey Peninsula,
	Series 2003 B,
	Pre-refunded 06/01/13:
	5.250% 06/01/23	1,185,000	1,185,000
	Kaiser Permanente:
	Series 2009 B-3,
	0.240% 06/07/13	1,500,000	1,500,000
	Series 2009 B-4,
	0.260% 08/06/13	5,000,000	5,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of CA N.A.
	0.150% 02/01/35 (06/06/13) (a)(b)	8,115,000	8,115,000
CA State
	Revenue Anticipation Notes,
	Series 2012 A-2,
	2.500% 06/20/13	14,825,000	14,841,190

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
Santa Clara Valley Water
	0.150% 06/03/13	5,900,000	5,900,000
CALIFORNIA TOTAL			325,252,073
LOUISIANA — 0.5%
LA Municipal Gas Authority
	Putters,
	Series 2006-1411Q,
	LOC: JPMorgan Chase Bank
	0.110% 08/01/16 (06/03/13) (a)(b)	2,045,000	2,045,000
LOUISIANA TOTAL			2,045,000
NEW JERSEY — 3.1%
NJ Economic Development Authority
	Keystone Project,
	Series 2012,
	LOC:BNP Paribas
	0.250% 06/07/13	13,000,000	13,000,000
NEW JERSEY TOTAL			13,000,000
PUERTO RICO — 7.3%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.130% 08/01/54 (06/06/13) (a)(b)	4,600,000	4,600,000
PR Commonwealth of Puerto Rico RIB Floater Trust
	Series 2013 8WE,
	LOC: Barclays Bank PLC
	0.170% 09/30/14 (06/06/13) (a)(b)(c)	25,900,000	25,900,000
PUERTO RICO TOTAL			30,500,000
	Total Municipal Bonds (cost of $370,797,073)		370,797,073

Closed-End Investment Companies — 10.4%
CALIFORNIA — 10.4%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010 3,
	LIQ FAC: Deutsche Bank AG
	0.240% 03/01/40 (06/06/13) (a)(b)(c)	8,000,000	8,000,000
CA Nuveen Performance Plus Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.200% 12/01/40 (06/06/13) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.200% 08/01/40 (06/06/13) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,

5

	Par ($)	Value ($)
Closed-End Investment Companies — (continued)
CALIFORNIA — (continued)
LIQ FAC: Citibank N.A.
0.200% 08/01/40 (06/06/13) (a)(b)(c)	15,000,000	15,000,000
CALIFORNIA TOTAL		43,000,000

Total Closed-End Investment Companies (cost of $43,000,000)		43,000,000

Total Investments — 99.6% (cost of $413,797,073)(e)		413,797,073

Other Assets & Liabilities, Net — 0.4%		1,720,900

Net Assets — 100.0%		415,517,973

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$370,797,073	$—	$370,797,073
Total Closed-End Investment Companies	—	43,000,000	—	43,000,000
Total Investments	$—	$413,797,073	$—	$413,797,073

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(b)         Parenthetical date represents the effective maturity date for the security.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities, which are not illiquid, amounted to $120,884,000 or 29.1% of net assets for the Fund.

(d)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(e)          Cost for federal income tax purposes is $413,797,073.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement
TCRs	Transferable Custodial Receipts

7

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 22.3%
Bank of Montreal
	0.300% 06/05/13	50,723,000	50,723,000
Bank of Nova Scotia
	0.697% 10/18/13 (07/18/13) (a)(b)	5,375,000	5,384,233
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.140% 06/14/13	130,000,000	130,000,000
	0.340% 06/26/13	142,000,000	142,008,846
Barclays Bank PLC
	0.250% 06/17/13 (c)	178,000,000	177,980,222
Credit Industrial et Commercial/NY
	0.240% 08/14/13	60,000,000	60,000,000
	0.240% 08/16/13	53,000,000	53,000,000
	0.240% 08/20/13	24,000,000	24,000,000
	0.250% 07/09/13	40,000,000	40,000,000
	0.265% 07/08/13	29,000,000	29,000,149
	0.280% 07/01/13	69,000,000	69,000,287
Credit Suisse NY
	0.290% 11/05/13	90,000,000	90,000,000
	0.290% 11/06/13	43,000,000	43,000,000
Credit Suisse/NY
	0.290% 11/12/13	25,000,000	25,000,000
Deutsche Bank AG/NY
	0.285% 08/05/13	25,000,000	25,001,585
Mizuho Corporate Bank Ltd.
	0.380% 06/14/13	9,800,000	9,800,742
Nordea Bank Finland/NY
	0.270% 07/22/13	90,400,000	90,400,000
	0.300% 06/17/13	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB
	0.230% 07/15/13	133,700,000	133,700,000
	0.230% 08/06/13	89,000,000	88,999,185
	0.350% 07/25/13	60,700,000	60,709,990
Sumitomo Mitsui Banking Corp./NY
	0.230% 07/02/13	82,050,000	82,050,000
	0.230% 07/10/13	100,000,000	100,000,000
	0.230% 07/11/13	9,000,000	9,000,000
	0.230% 08/02/13	13,100,000	13,100,000
	0.230% 08/06/13	9,000,000	9,000,000
	0.240% 09/18/13	17,000,000	17,000,000
	0.310% 07/09/13	62,600,000	62,604,609

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Svenska Handelsbanken/NY
	0.255% 07/12/13	11,000,000	11,000,062
	0.255% 09/16/13	51,400,000	51,400,000
	0.270% 08/12/13	5,105,000	5,105,102
	0.275% 08/27/13	248,300,000	248,302,995
	0.285% 07/09/13	71,875,000	71,875,379
UBS AG/Stamford
	0.240% 06/04/13	90,870,000	90,870,000

	Total Certificates of Deposit (cost of $2,131,016,386)		2,131,016,386

Asset-Backed Commercial Paper — 22.3%
Chariot Funding LLC
	0.270% 07/23/13 (c)(d)	18,330,000	18,322,851
	0.270% 07/30/13 (c)(d)	16,740,000	16,732,593
	0.270% 08/08/13 (c)(d)	31,595,000	31,578,887
	0.300% 07/02/13 (c)(d)	18,290,000	18,285,275
	0.300% 07/10/13 (c)(d)	17,600,000	17,594,280
	0.320% 06/04/13 (c)(d)	25,432,000	25,431,322
	0.320% 06/17/13 (c)(d)	4,090,000	4,089,418
	0.320% 06/18/13 (c)(d)	46,750,000	46,742,936
	0.320% 06/19/13 (c)(d)	16,387,000	16,384,378
	0.320% 06/25/13 (c)(d)	17,590,000	17,586,247
FCAR Owner Trust
	0.240% 07/08/13 (d)	10,300,000	10,297,459
	0.250% 08/06/13 (d)	8,524,000	8,520,093
	0.270% 07/08/13 (d)	19,730,000	19,724,525
	0.270% 08/01/13 (d)	20,165,000	20,155,774
	0.280% 10/04/13 (d)	42,551,000	42,509,631
	0.290% 11/15/13 (d)	77,070,000	76,966,319
	0.300% 08/09/13 (d)	27,920,000	27,903,946
	0.330% 07/02/13 (d)	48,285,000	48,271,279
Gemini Securitization Corp. LLC
	0.240% 06/13/13 (c)(d)	43,180,000	43,176,546
	0.240% 07/10/13 (c)(d)	66,170,000	66,152,796
	0.240% 07/11/13 (c)(d)	10,720,000	10,717,141
	0.240% 07/16/13 (c)(d)	50,600,000	50,584,820
	0.250% 06/03/13 (c)(d)	44,145,000	44,144,387
	0.250% 06/06/13 (c)(d)	19,430,000	19,429,325
	0.250% 06/07/13 (c)(d)	8,835,000	8,834,632
	0.250% 06/10/13 (c)(d)	41,525,000	41,522,405
	0.250% 06/14/13 (c)(d)	24,910,000	24,907,751
	0.260% 07/29/13 (c)(d)	75,000,000	74,968,583

2

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
Gotham Funding Corp.
	0.150% 06/13/13 (c)(d)	2,351,000	2,350,882
Jupiter Securitization Co. LLC
	0.270% 07/23/13 (c)(d)	18,330,000	18,322,851
	0.270% 08/08/13 (c)(d)	29,820,000	29,804,792
	0.300% 07/02/13 (c)(d)	18,095,000	18,090,325
	0.300% 07/09/13 (c)(d)	41,530,000	41,516,849
	0.300% 07/10/13 (c)(d)	17,600,000	17,594,280
	0.320% 06/19/13 (c)(d)	44,380,000	44,372,899
Kells Funding LLC
	0.240% 12/02/13 (c)(d)	15,370,000	15,351,146
	0.270% 11/01/13 (c)(d)	37,420,000	37,377,061
	0.270% 01/02/14 (c)(d)	96,635,000	96,479,176
	0.278% 11/04/13 (06/04/13) (a)(b)(c)	14,995,000	14,996,051
	0.280% 02/19/14 (c)(d)	25,000,000	24,948,861
	0.300% 07/23/13 (c)(d)	20,220,000	20,211,238
	0.320% 08/13/13 (c)(d)	31,335,000	31,314,667
Manhattan Asset Funding Co. LLC
	0.210% 06/21/13 (c)(d)	3,805,000	3,804,556
	0.220% 08/20/13 (c)(d)	8,425,000	8,420,881
	0.230% 06/10/13 (c)(d)	25,940,000	25,938,508
	0.230% 06/11/13 (c)(d)	23,345,000	23,343,508
Matchpoint Master Trust
	0.220% 08/13/13 (c)(d)	38,065,000	38,048,019
	0.240% 08/13/13 (c)(d)	13,390,000	13,383,484
Northern Pines Funding LLC
	0.260% 06/13/13 (c)(d)	128,600,000	128,588,855
	0.260% 06/14/13 (c)(d)	100,000,000	99,990,611
	0.290% 07/29/13 (c)(d)	50,000,000	49,976,639
Old Line Funding LLC
	0.240% 11/27/13 (c)(d)	45,535,000	45,480,662
	0.290% 06/20/13 (c)(d)	18,095,000	18,092,230
Regency Markets No. 1 LLC
	0.150% 06/07/13 (c)(d)	106,415,000	106,412,340
Royal Park Investments Funding Corp.
	0.280% 07/31/13 (c)(d)	34,170,000	34,154,054
	0.300% 06/05/13 (c)(d)	17,615,000	17,614,413
	0.300% 07/08/13 (c)(d)	1,535,000	1,534,527
	0.300% 07/12/13 (c)(d)	76,148,000	76,121,983
	0.300% 07/15/13 (c)(d)	45,800,000	45,783,207
	0.300% 07/16/13 (c)(d)	13,120,000	13,115,080
	0.300% 07/17/13 (c)(d)	52,355,000	52,334,931

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.350% 06/04/13 (c)(d)	26,110,000	26,109,238
	0.350% 06/07/13 (c)(d)	8,830,000	8,829,485
Sheffield Receivables Corp.
	0.280% 06/20/13 (c)(d)	3,190,000	3,189,529
Starbird Funding Corp.
	0.220% 08/26/13 (c)(d)	14,490,000	14,482,385
Versailles Commercial Paper LLC
	0.250% 07/22/13 (c)(d)	1,865,000	1,864,339
Victory Receivables Corp.
	0.160% 06/13/13 (c)(d)	1,600,000	1,599,915

	Total Asset-Backed Commercial Paper (cost of $2,122,480,056)		2,122,480,056

Commercial Paper — 17.8%
ASB Finance Ltd.
	0.235% 12/02/13 (c)(d)	44,175,000	44,122,806
	0.240% 07/25/13 (c)(d)	4,716,000	4,714,302
	0.240% 09/12/13 (c)(d)	20,220,000	20,206,116
	0.250% 10/22/13 (c)(d)	66,500,000	66,433,962
	0.260% 10/03/13 (c)(d)	34,709,000	34,677,916
	0.285% 06/21/13 (c)(d)	29,375,000	29,370,349
BNZ International Funding Ltd.
	0.260% 08/08/13 (c)(d)	58,675,000	58,646,184
BPCE SA
	0.250% 06/03/13 (c)(d)	59,392,000	59,391,175
Caisse d’Amortissement de la Dette Sociale
	0.280% 10/22/13 (c)(d)	40,000,000	39,955,511
	0.290% 09/05/13 (c)(d)	100,000,000	99,922,667
	0.290% 09/09/13 (c)(d)	100,000,000	99,919,444
	0.300% 10/22/13 (c)(d)	50,000,000	49,940,417
	0.300% 11/04/13 (c)(d)	50,000,000	49,935,000
Caisse des Depots et Consignations
	0.240% 06/07/13 (c)(d)	50,000,000	49,998,000
	0.250% 09/27/13 (c)(d)	38,635,000	38,603,341
DnB Norbank ASA
	0.230% 08/05/13 (c)(d)	90,000,000	89,962,625
	0.240% 11/18/13 (c)(d)	100,000,000	99,886,667
	0.240% 11/25/13 (c)(d)	75,000,000	74,911,500
	0.250% 11/26/13 (c)(d)	18,000,000	17,977,750
	0.260% 08/05/13 (c)(d)	429,000	428,799
	0.430% 09/20/13 (06/20/13) (a)(b)(c)	6,100,000	6,103,375

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Erste Abwicklungsanstalt
	0.280% 08/02/13 (c)(d)	5,000,000	4,997,589
	0.310% 07/29/13 (c)(d)	24,110,000	24,097,958
	0.310% 08/02/13 (c)(d)	2,360,000	2,358,740
	0.330% 07/10/13 (c)(d)	16,085,000	16,079,250
	0.340% 07/11/13 (c)(d)	30,850,000	30,838,345
	0.420% 06/12/13 (c)(d)	17,905,000	17,902,702
	0.420% 06/21/13 (c)(d)	41,260,000	41,250,373
General Electric Capital Corp.
	0.230% 12/02/13 (d)	100,000,000	99,882,444
Natexis U.S. Finance Co. LLC
	0.140% 06/03/13 (d)	79,955,000	79,954,378
	0.210% 07/17/13 (d)	3,290,000	3,289,117
Nationwide Building Society
	0.235% 07/09/13 (c)(d)	40,000,000	39,990,078
	0.260% 06/21/13 (c)(d)	30,590,000	30,585,581
Nordea Bank AB
	0.240% 11/18/13 (c)(d)	73,000,000	72,917,267
Nordea North America, Inc.
	0.260% 08/26/13 (d)	3,220,000	3,218,000
Prudential PLC
	0.240% 08/07/13 (c)(d)	27,400,000	27,387,761
Svenska Handelsbanken, Inc.
	0.270% 07/29/13 (c)(d)	28,495,000	28,482,605
	0.270% 08/12/13 (c)(d)	19,185,000	19,174,640
	0.280% 07/26/13 (c)(d)	24,310,000	24,299,601
Swedbank
	0.210% 09/04/13 (d)	43,530,000	43,505,877
	0.240% 06/28/13 (d)	5,245,000	5,244,056
Westpac Securities NZ Ltd.
	0.300% 06/05/13 (c)(d)	44,770,000	44,768,508

	Total Commercial Paper (cost of $1,695,332,776)		1,695,332,776

Municipal Bonds(b)(e) — 5.8%
CALIFORNIA — 0.8%
CA Metropolitan Water District of Southern California
	Series 2000 B-4,
	SPA: Wells Fargo Bank N.A.
	0.100% 07/01/35 (06/05/13)	20,300,000	20,300,000
	Series 2008 A-2,
	SPA: Barclays Bank PLC

5

	Par ($)	Value ($)
Municipal Bonds(b)(e) — (continued)
CALIFORNIA — (continued)
0.100% 07/01/37 (06/06/13)	59,180,000	59,180,000
CALIFORNIA TOTAL		79,480,000
COLORADO — 0.7%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1,
SPA: FHLB
0.190% 10/01/33 (06/05/13)	9,805,000	9,805,000
Series 2003 A-2,
SPA: FHLB
0.190% 10/01/33 (06/05/13)	6,800,000	6,800,000
Series 2004 A1,
SPA: FHLB
0.130% 10/01/34 (06/05/13)	17,840,000	17,840,000
Series 2008 A1,
SPA: FHLB
0.130% 04/01/29 (06/05/13)	14,345,000	14,345,000
Series 2008 C1,
SPA: FHLB
0.170% 10/01/38 (06/05/13)	7,010,000	7,010,000
Series 2005 B-1,
SPA: FHLB
0.130% 04/01/40 (06/05/13)	5,655,000	5,655,000
Series 2006 CL1,
SPA: FHLB
0.210% 11/01/36 (06/05/13)	365,000	365,000
Single Family,
Series 2002 A-1,
SPA: FHLB
0.210% 11/01/13 (06/05/13)	1,095,000	1,095,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011,
LOC: JPMorgan Chase Bank
0.380% 12/01/29 (06/06/13)	1,600,000	1,600,000
COLORADO TOTAL		64,515,000
FLORIDA — 0.2%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project,
Series 2007,
LOC: TD Bank N.A.
0.170% 07/01/37 (06/06/13)	19,500,000	19,500,000
FLORIDA TOTAL		19,500,000
ILLINOIS — 0.8%
IL Chicago
Series 2007 E,
LOC: Barclays Bank PLC
0.070% 01/01/42 (06/03/13)	52,700,000	52,700,000
Series 2007 G,
LOC: Barclays Bank PLC

6

	Par ($)	Value ($)
Municipal Bonds(b)(e) — (continued)
ILLINOIS — (continued)
0.070% 01/01/42 (06/03/13)	20,000,000	20,000,000
ILLINOIS TOTAL		72,700,000
IOWA — 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB
0.130% 07/01/34 (06/06/13)	6,795,000	6,795,000
Series 2007 G,
SPA: FHLB
0.150% 01/01/38 (06/06/13)	1,750,000	1,750,000
Series 2009 G,
SPA: FHLB
0.150% 01/01/39 (06/06/13)	1,510,000	1,510,000
IOWA TOTAL		10,055,000
MARYLAND — 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B,
LOC: Branch Banking & Trust
0.230% 01/01/26 (06/06/13)	2,700,000	2,700,000
MARYLAND TOTAL		2,700,000
MASSACHUSETTS — 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A.
0.160% 10/01/22 (06/06/13)	6,290,000	6,290,000
MASSACHUSETTS TOTAL		6,290,000
MINNESOTA — 0.3%
MN Montrose
Lyman Lumber Co.,
Series 2001,
LOC: U.S. Bank N.A.
0.160% 05/01/26 (06/06/13)	1,170,000	1,170,000
MN Office of Higher Education
Supplies for Students,
Series 2008 A,
LOC: U.S. Bank N.A.
0.180% 12/01/43 (06/06/13)	22,395,000	22,395,000
MINNESOTA TOTAL		23,565,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C,
SPA: JPMorgan Chase Bank
0.130% 06/01/41 (06/05/13)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL		11,635,000
NEW MEXICO — 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada

7

	Par ($)	Value ($)
Municipal Bonds(b)(e) — (continued)
NEW MEXICO — (continued)
0.160% 12/15/26 (06/06/13)	7,000,000	7,000,000
NEW MEXICO TOTAL		7,000,000
NEW YORK — 0.2%
NY Housing Finance Agency
Broadway,
Series 2011 B,
LOC: Wells Fargo Bank N.A.
0.130% 05/01/44 (06/05/13)	5,485,000	5,485,000
NY New York City
Series 2011 D-3,
LOC: Bank of New York
0.080% 10/01/39 (06/03/13)	16,715,000	16,715,000
NEW YORK TOTAL		22,200,000
NORTH CAROLINA — 0.1%
NC Catawba
Catawba Medical Center,
Series 2009,
LOC: Branch Banking & Trust
0.220% 10/01/34 (06/06/13)	5,350,000	5,350,000
NORTH CAROLINA TOTAL		5,350,000
OREGON — 0.6%
OR Housing & Community Services Department
Mortgage Revenue,
Series 2004 L, AMT,
SPA: State Street Bank & Trust Co.
0.120% 07/01/35 (06/05/13)	10,500,000	10,500,000
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co.
0.160% 07/01/36 (06/06/13)	5,000,000	5,000,000
Single Family:
Series 2004 C, AMT,
SPA: State Street Bank & Trust Co.
0.120% 07/01/34 (06/05/13)	15,000,000	15,000,000
Series 2005 C, AMT,
SPA: State Street Bank & Trust Co.
0.150% 07/01/35 (06/05/13)	10,500,000	10,500,000
Series 2006 F, AMT,
SPA: State Street Bank & Trust Co.
0.120% 07/01/37 (06/06/13)	20,000,000	20,000,000
OREGON TOTAL		61,000,000
TEXAS — 1.2%
TX State
Small Business,
Series 2005 B,
SPA: National Australia Bank
0.140% 06/01/45 (06/06/13)	3,025,000	3,025,000
Veterans Assistance,
Series 2004 I,
SPA: JPMorgan Chase Bank
0.150% 12/01/24 (06/05/13)	7,700,000	7,700,000

8

	Par ($)	Value ($)
Municipal Bonds(b)(e) — (continued)
TEXAS — (continued)
Veterans Housing:
Series 1997 B-2,
LIQ FAC: State Street Bank & Trust Co.
0.150% 12/01/29 (06/05/13)	5,000,000	5,000,000
Series 2004,
SPA: JPMorgan Chase Bank
0.150% 06/01/20 (06/05/13)	3,750,000	3,750,000
Series 2006 B,
LIQ FAC: Landesbank Hessen-Thüringen
0.210% 12/01/26 (06/05/13)	8,390,000	8,390,000
Series 2009,
SPA: JPMorgan Chase & Co.
0.150% 06/01/31 (06/05/13)	9,040,000	9,040,000
Series 2010 B,
SPA: Sumitomo Mitsui Banking
0.160% 12/01/31 (06/05/13)	11,525,000	11,525,000
Veterans Land:
Series 2004,
SPA: State Street Bank & Trust Co.
0.190% 12/01/24 (06/05/13)	2,085,000	2,085,000
Series 2011 A,
SPA: JPMorgan Chase Bank
0.110% 06/01/41 (06/05/13)	66,235,000	66,235,000
TEXAS TOTAL		116,750,000
VERMONT — 0.2%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008,
LOC: TD Bank N.A.
0.110% 09/01/38 (06/05/13)	19,505,000	19,505,000
VERMONT TOTAL		19,505,000
WASHINGTON — 0.0%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs,
Series 1999 B,
LOC: Wells Fargo Bank N.A.
0.180% 01/01/30 (06/06/13)	2,485,000	2,485,000
WASHINGTON TOTAL		2,485,000
WISCONSIN — 0.3%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007,
LOC: PNC Bank N.A.
0.130% 08/15/36 (06/05/13)	24,705,000	24,705,000
WISCONSIN TOTAL		24,705,000

Total Municipal Bonds (cost of $549,435,000)		549,435,000

Time Deposits — 5.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.100% 06/03/13	100,000,000	100,000,000

9

		Par ($)	Value ($)
Time Deposits — (continued)
Citibank N.A.
	0.100% 06/03/13	232,343,000	232,343,000
DnB Norbank ASA
	0.070% 06/03/13	76,000,000	76,000,000
ING Bank NV
	0.100% 06/03/13	90,330,000	90,330,000

	Total Time Deposits (cost of $498,673,000)		498,673,000

Government & Agency Obligations — 2.7%
U.S. Government Agencies — 2.7%
Federal Farm Credit Bank
	0.230% 04/01/15 (07/01/13) (a)(b)	8,065,000	8,065,000
	0.250% 10/20/14 (07/20/13) (a)(b)	42,197,000	42,197,000
Federal Home Loan Bank
	0.300% 11/22/13	4,855,000	4,857,478
	0.300% 11/25/13	3,370,000	3,371,750
	0.300% 12/06/13	10,680,000	10,685,900
	4.875% 11/27/13	9,700,000	9,922,271
Federal Home Loan Mortgage Corp.
	0.375% 11/27/13 (f)	6,215,000	6,220,546
	0.380% 11/18/13 (06/03/13) (a)(b)	84,735,000	84,727,027
Federal National Mortgage Association
	0.178% 06/20/14 (06/20/13) (a)(b)	50,695,000	50,684,212
	0.310% 01/27/14 (06/03/13) (a)(b)	15,000,000	14,998,997
	0.320% 10/17/13 (06/03/13) (a)(b)	21,000,000	20,998,387
U.S. GOVERNMENT AGENCIES TOTAL			256,728,568

	Total Government & Agency Obligations (cost of $256,728,568)		256,728,568

Corporate Bonds — 1.1%
ANZ National International Ltd.
	6.200% 07/19/13 (c)	10,305,000	10,384,971
Bank of Nova Scotia
	2.375% 12/17/13	7,095,000	7,175,980
Credit Suisse/New York NY
	5.500% 08/15/13	545,000	550,772
General Electric Capital Corp.
	0.776% 10/25/13 (07/25/13) (a)(b)	15,000,000	15,032,675
	1.875% 09/16/13	1,015,000	1,019,627
	2.100% 01/07/14	4,520,000	4,568,706

10

		Par ($)	Value ($)
Corporate Bonds — (continued)
HSBC Bank PLC
	1.625% 08/12/13 (c)	19,665,000	19,716,798
Kreditanstalt fuer Wiederaufbau
	0.211% 02/28/14	8,745,000	8,740,158
Nordea Bank AB
	1.750% 10/04/13 (c)	9,493,000	9,540,307
Royal Bank of Canada
	2.100% 07/29/13	1,232,000	1,235,628
Toyota Motor Credit Corp.
	1.375% 08/12/13	2,448,000	2,453,272
UBS AG
	2.250% 08/12/13	12,482,000	12,530,299
US Bancorp
	1.375% 09/13/13	3,070,000	3,076,416
Westpac Banking Corp.
	2.100% 08/02/13	4,754,000	4,768,686

	Total Corporate Bonds (cost of $100,794,295)		100,794,295

Repurchase Agreements — 23.4%
	Repurchase agreement with ABN Amro, Inc., dated 05/31/13, due 06/03/13 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/43, market value $49,128,956 (repurchase proceeds $48,165,642)	48,165,000	48,165,000
	Repurchase agreement with ABN Amro, Inc., dated 05/31/13, due 06/03/13 at 0.260%, collateralized by common stocks, market value $220,004,781 (repurchase proceeds $200,004,333)	200,000,000	200,000,000
	Repurchase agreement with BNP Paribas, dated 05/29/13 at .310%, collateralized by corporate bonds with various maturities to 8/01/39, market value $124,948,611 (g)	113,575,000	113,575,000
	Repurchase agreement with BNP Paribas, dated 05/23/13 at 0.170%, collateralized by corporate bonds with various maturities to 03/15/23, market value $88,950,592 (g)	84,710,000	84,710,000
	Repurchase agreement with BNP Paribas, dated 05/23/13, at 0.260%, collateralized by common stocks, preferred stocks and exchange traded funds, market value $99,135,840 (g)	90,765,000	90,765,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/31/13, due 06/03/13 at 0.180%, collateralized by corporate bonds with various maturities to 03/15/23, market value $80,349,799 (repurchase proceeds $76,521,148)	76,520,000	76,520,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Credit Suisse First Boston, dated 05/31/13, due 07/02/13 at 0.390%, collateralized by common stocks, market value $114,781,731 (repurchase proceeds $108,037,440)	108,000,000	108,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/13, due 06/03/13 at 0.180%, collateralized by corporate bonds with various maturities to 10/01/21, market value $47,262,799 (repurchase proceeds $45,010,675)	45,010,000	45,010,000
	Repurchase agreement with J.P. Morgan Securities, dated 03/08/13, due 06/13/13 at 0.530%, collateralized by corporate bonds with various maturities to 11/15/40, market value $22,102,563 (repurchase proceeds $20,093,654)	20,065,000	20,065,000
	Repurchase agreement with J.P. Morgan Securities, dated 03/19/13, due 06/24/13 at 0.530%, collateralized by corporate bonds with various maturities to 08/15/24, market value $27,533,537 (repurchase proceeds $25,035,701)	25,000,000	25,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 03/28/13, due 07/03/13 at 0.530%, collateralized by corporate bonds with various maturities to 12/15/35, market value $23,091,703 (repurchase proceeds $20,999,946)	20,970,000	20,970,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/06/13, due 08/05/13 at 0.430%, collateralized by common stocks, market value $22,524,457 (repurchase proceeds $21,022,826)	21,000,000	21,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/06/13, due 08/05/13 at 0.530%, collateralized by corporate bonds with various maturities to 08/01/35, market value $23,111,423 (repurchase proceeds $21,028,134)	21,000,000	21,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/10/13, due 08/15/13 at 0.430%, collateralized by common stock, market value $24,619,971(repurchase proceeds $23,026,648)	23,000,000	23,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/29/13, due 06/04/13 at 0.290%, collateralized by common stock, market value $50,498,062 (repurchase proceeds $47,322,287)	47,320,000	47,320,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with J.P. Morgan Securities, dated 05/31/13, due 06/03/13 at 0.230%, collateralized by corporate bonds with various maturities to 04/29/23, market value $161,923,484 (repurchase proceeds $154,212,956)	154,210,000	154,210,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/31/13, due 07/15/13 at 0.4431%, collateralized by common stock, market value $88,009,897 (repurchase proceeds $80,044,310)	80,000,000	80,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/31/13, due 07/15/13 at 0.550%, collateralized by corporate bonds with various maturities to 11/15/40, market value $81,301,053 (repurchase proceeds $73,950,806)	73,900,000	73,900,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 01/02/13, at 0.190%, collateralized by corporate bonds, U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 04/01/43, market value $393,630,705 (g)	381,700,000	381,700,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 05/31/13, due 06/03/13 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 12/20/40, market value $76,500,638 (repurchase proceeds $75,000,625)	75,000,000	75,000,000
	Repurchase agreement with Royal Bank of Canada, dated 05/29/13, due 06/05/13 at 0.190%, collateralized by corporate bonds with various maturities to 03/15/23, market value $142,656,666 (repurchase proceeds $136,515,043)	136,510,000	136,510,000
	Repurchase agreement with Royal Bank of Canada, dated 05/30/13, due 06/06/13 at 0.190%, collateralized by corporate bonds with various maturities to 4/15/23, market value $141,905,247 (repurchase proceeds $135,149,993)	135,145,000	135,145,000
	Repurchase agreement with Royal Bank of Canada, dated 05/31/13, due 06/03/13 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/43, market value $78,540,655 (repurchase proceeds $77,000,642)	77,000,000	77,000,000
	Repurchase agreement with Wells Fargo, dated 05/28/13, due 06/04/13 at 0.290%, collateralized by corporate bonds and a U.S. Government Agency obligation with various maturities to 05/01/23, market value $65,749,105 (repurchase proceeds $62,728,537)	62,725,000	62,725,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo, dated 05/30/13, due 06/06/13 at 0.290%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 03/15/23, market value $65,247,273 (repurchase proceeds $62,253,510)	62,250,000	62,250,000
	Repurchase agreement with Wells Fargo, dated 05/22/13 at 0.180%, collateralized by corporate bonds with various maturities to 05/20/23, market value $54,658,570 (g)	52,055,000	52,055,000

	Total Repurchase Agreements (cost of $2,235,595,000)		2,235,595,000

	Total Investments — 100.6% (cost of $9,590,055,081)(h)		9,590,055,081

	Other Assets & Liabilities, Net — (0.6)%		(52,978,389)

	Net Assets — 100.0%		9,537,076,692

	Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,131,016,386	$—	$2,131,016,386
Total Asset-Backed Commercial Paper	—	2,122,480,056	—	2,122,480,056
Total Commercial Paper	—	1,695,332,776	—	1,695,332,776
Total Municipal Bonds	—	549,435,000	—	549,435,000
Total Time Deposits	—	498,673,000	—	498,673,000
Total Government & Agency Obligations	—	256,728,568	—	256,728,568
Total Corporate Bonds	—	100,794,295	—	100,794,295
Total Repurchase Agreements	—	2,235,595,000	—	2,235,595,000
Total Investments	$—	$9,590,055,081	$—	$9,590,055,081

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2013.

(b)         Parenthetical date represents the effective maturity date for the security.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities, which are not illiquid, amounted to $3,545,992,232 or 37.2% of net assets for the Fund.

(d)         The rate shown represents the discount rate at the date of purchase.

(e)          Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(f)           The rate shown represents the annualized yield at the date of purchase.

(g)          Open repurchase agreement with no specific maturity date.

(h)         Cost for federal income tax purposes is $9,590,055,081.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

15

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 96.8%
CONNECTICUT — 76.6%
CT Clinton
	Series 2013,
	1.250% 02/11/14	1,000,000	1,007,034
CT Danbury
	Series 2011,
	3.000% 07/15/13	300,000	300,956
	Series 2012,
	3.000% 07/15/13	850,000	852,759
CT Darien
	Series 2012,
	2.000% 08/01/13	1,095,000	1,098,182
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 05/01/21 (06/06/13) (a)(b)	775,000	775,000
	RK Bradley Associates LP,
	Bradley Airport Hotel,
	Series 2006,
	LOC: TD Bank N.A.
	0.120% 12/01/28 (06/06/13) (a)(b)	2,000,000	2,000,000
CT East Lyme
	Series 2012,
	1.000% 07/25/13	580,000	580,601
CT Enfield
	Series 2012:
	1.000% 08/13/13	2,500,000	2,503,535
	1.250% 08/13/13	1,500,000	1,502,843
CT Fairfield
	Series 2010,
	5.000% 07/15/13	500,000	502,871
CT Hartford County Metropolitan District
	Series 2013,
	1.750% 03/25/14	1,000,000	1,012,663
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.120% 07/01/41 (06/06/13) (a)(b)	2,430,000	2,430,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.120% 07/01/34 (06/06/13) (a)(b)	3,300,000	3,300,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank of Boston
	0.120% 07/01/37 (06/06/13) (a)(b)	2,090,000	2,090,000
	Lawrence & Memorial Hospital, Inc.,
	Series 2004 E,
	LOC: JPMorgan Chase Bank
	0.130% 07/01/34 (06/05/13) (a)(b)	2,400,000	2,400,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	0.170% 07/01/47 (06/06/13) (a)(b)	1,880,000	1,880,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.120% 07/01/30 (06/06/13) (a)(b)	2,800,000	2,800,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.180% 07/01/30 (06/05/13) (a)(b)	2,000,000	2,000,000
	Wesleyan University,
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.120% 01/01/18 (06/06/13) (a)(b)(c)	2,500,000	2,500,000
	Yale University:
	Series 2001 V-1,
	0.030% 07/01/36 (06/03/13) (b)(d)	900,000	900,000
	Series 2005 Y-2,
	0.030% 07/01/35 (06/03/13) (b)(d)	725,000	725,000
CT Housing Finance Authority
	MERLOTS,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.320% 11/15/15 (06/12/13) (a)(b)	4,470,000	4,470,000
	Series 2011 C1,
	Insured: Government of Authority,
	SPA: Barclays Bank PLC
	0.120% 05/15/35 (06/06/13) (a)(b)	3,005,000	3,005,000
CT Killingly
	Series 2013,
	1.000% 04/30/14	2,000,000	2,012,533
CT Monroe
	Series 2008,
	Pre-refunded 02/15/13:
	4.250% 12/15/20	325,000	331,965
	4.375% 12/15/21	215,000	219,751
CT North Branford
	Series 2012,
	1.000% 11/06/13	500,000	501,619
CT Plymouth
	Series 2012:
	1.000% 07/18/13	1,500,000	1,501,191
	2.000% 07/15/13	750,000	751,442
CT Regional School District No. 16
	Series 2012,
	Insured: State Aid Withholding
	2.000% 09/01/13	400,000	401,608
CT Regional School District No. 18
	Series 2011,
	Insured: State Aid Withholding
	3.000% 02/15/14	250,000	254,571

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT Shelton
	Series 2012 A,
	1.000% 08/01/13	457,000	457,457
CT State
	Series 2003 A,
	Pre-refunded 10/01/13,
	Escrowed in U.S. Treasuries,
	5.000% 10/01/19	1,000,000	1,015,774
	Series 2005 C,
	5.000% 06/01/13	1,020,000	1,020,000
	Series 2005,
	LIQ FAC: JPMorgan Chase Bank
	0.140% 11/15/13 (06/06/13) (a)(b)	1,475,000	1,475,000
	Series 2010 C,
	5.000% 12/01/13	500,000	511,827
CT Vernon
	Series 2012,
	3.000% 08/01/13	410,000	411,725
CT West Hartford
	Series 2005 B,
	5.000% 10/01/13	200,000	203,087
CONNECTICUT TOTAL			51,705,994
ILLINOIS — 1.1%
IL Chicago
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.650% 11/01/22 (06/06/13) (a)(b)	750,000	750,000
ILLINOIS TOTAL			750,000
NEW JERSEY — 3.7%
NJ Economic Development Authority
	Keystone Project,
	Series 2012,
	LOC:BNP Paribas
	0.250% 06/07/13	2,500,000	2,500,000
NEW JERSEY TOTAL			2,500,000
PUERTO RICO — 15.4%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007 462,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.170% 08/01/47 (06/06/13) (a)(b)(c)	4,765,000	4,765,000
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.130% 08/01/54 (06/06/13) (a)(b)	650,000	650,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
PR Commonwealth of Puerto Rico RIB Floater Trust
	Series 2013 8WE,
	LOC: Barclays Bank PLC
	0.170% 09/30/14 (06/06/13) (a)(b)(c)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico
	Series 2003 A,
	Pre-refunded 7/01/13,
	5.250% 07/01/19	1,940,000	1,947,023
	PUERTO RICO TOTAL		10,362,023

	Total Municipal Bonds (cost of $65,318,017)		65,318,017

Closed-End Investment Company — 5.9%
OTHER — 5.9%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.220% 12/01/40 (06/06/13) (a)(b)(c)	4,000,000	4,000,000
	OTHER TOTAL		4,000,000

	Total Closed-End Investment Company (cost of $4,000,000)		4,000,000

	Total Investments — 102.7% (cost of $69,318,017)(e)		69,318,017

	Other Assets & Liabilities, Net — (2.7)%		(1,806,220)

	Net Assets — 100.0%		67,511,797

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$65,318,017	$—	$65,318,017
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$69,318,017	$—	$69,318,017

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities, which are not illiquid, amounted to $14,265,000 or 21.1% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(e)	Cost for federal income tax purposes is $69,318,017.

Acronym	Name
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 50.1%
U.S. Government Agencies — 50.1%
Federal Farm Credit Bank
	0.133% 09/27/13 (06/27/13) (a)(b)	6,000,000	5,999,706
	0.143% 07/29/13 (06/29/13) (a)(b)	150,000	149,976
	0.150% 01/17/14 (c)	2,180,000	2,179,759
	0.164% 08/01/13 (06/01/13) (a)(b)	4,000,000	3,999,866
	0.169% 08/12/14 (06/12/13) (a)(b)	6,645,000	6,643,008
	0.179% 07/14/14 (06/14/13) (a)(b)	7,180,000	7,178,370
	0.220% 06/19/13	97,000	97,000
	0.220% 03/04/15 (06/04/13) (a)(b)	2,784,000	2,783,504
	0.230% 12/04/13	1,985,000	1,985,567
	0.230% 04/01/15 (07/01/13) (a)(b)	415,000	415,000
	0.250% 10/20/14 (07/20/13) (a)(b)	2,412,000	2,412,000
	0.280% 11/27/13 (06/03/13) (a)(b)	6,500,000	6,500,000
	0.300% 11/18/13	410,000	410,250
	0.400% 11/08/13	120,000	120,127
	0.700% 11/04/13	55,000	55,125
	1.375% 06/25/13	535,000	535,417
	3.875% 10/07/13	150,000	151,946
	3.880% 07/08/13	157,000	157,587
	5.400% 06/24/13	32,000	32,105
Federal Home Loan Bank
	0.110% 10/25/13 (c)	3,575,000	3,574,974
	0.150% 06/14/13 (c)	3,825,000	3,824,984
	0.160% 11/08/13 (06/03/13) (a)(b)	525,000	524,907
	0.170% 07/12/13 (c)	2,000,000	1,999,929
	0.170% 07/17/13 (c)	5,865,000	5,864,855
	0.170% 11/08/13 (06/03/13) (a)(b)	2,495,000	2,494,556
	0.180% 06/14/13 (c)	1,200,000	1,199,995
	0.180% 08/20/13 (c)	6,500,000	6,499,829
	0.180% 11/25/13 (06/03/13) (a)(b)	500,000	499,951
	0.180% 01/07/14	8,080,000	8,080,689
	0.200% 10/04/13	270,000	270,052
	0.210% 08/20/13	500,000	500,000
	0.230% 06/06/13	2,360,000	2,360,014
	0.240% 07/25/13	95,000	95,007
	0.250% 07/01/13	40,000	40,003
	0.250% 07/02/13	495,000	495,036
	0.250% 07/05/13	1,665,000	1,665,122
	0.250% 07/18/13	3,405,000	3,405,323
	0.250% 09/06/13	1,200,000	1,200,182

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.270% 09/12/13	4,135,000	4,136,016
0.280% 08/13/13	2,605,000	2,605,458
0.280% 10/25/13	2,910,000	2,911,381
0.280% 11/14/13	2,410,000	2,411,237
0.280% 11/21/13	2,940,000	2,941,363
0.290% 12/06/13	2,845,000	2,846,701
0.300% 10/18/13	115,000	115,058
0.300% 11/15/13	110,000	110,074
0.300% 12/04/13	6,000,000	6,003,892
0.300% 12/06/13	2,000,000	2,001,270
0.310% 12/06/13	1,600,000	1,601,120
0.320% 12/11/13	50,000	50,051
0.330% 07/01/13	1,555,000	1,555,176
0.330% 01/03/14	280,000	280,249
0.350% 06/06/13	790,000	790,018
0.350% 07/11/13	465,000	465,086
0.375% 11/27/13	1,890,000	1,891,930
0.375% 01/29/14	4,405,000	4,411,556
0.500% 08/28/13	3,455,000	3,457,567
1.000% 09/13/13	5,020,000	5,031,803
1.000% 10/30/13	95,000	95,339
1.625% 06/14/13	1,275,000	1,275,652
1.875% 06/21/13	8,470,000	8,477,822
2.000% 10/30/13	275,000	277,080
3.125% 12/13/13	1,005,000	1,020,968
3.625% 10/18/13	1,890,000	1,914,925
3.750% 06/14/13	140,000	140,178
3.875% 06/14/13	505,000	505,665
4.000% 09/06/13	990,000	1,000,010
4.250% 06/14/13	325,000	325,471
4.500% 09/16/13	210,000	212,658
5.125% 08/14/13	105,000	106,049
5.250% 09/13/13	55,000	55,791
5.375% 06/14/13	1,525,000	1,527,822
Federal Home Loan Mortgage Corp.
0.148% 06/03/13 (a)	1,500,000	1,499,997
0.148% 06/17/13 (a)	2,000,000	1,999,956
0.375% 10/15/13	694,000	694,559
0.375% 10/30/13	698,000	698,642
0.380% 11/18/13 (06/03/13) (a)(b)	5,799,000	5,799,368

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.450% 01/09/14	1,778,000	1,781,163
0.500% 10/15/13	5,355,000	5,361,584
0.875% 10/28/13	357,000	358,016
1.375% 02/25/14	4,519,000	4,559,472
2.500% 01/07/14	4,888,000	4,956,802
3.750% 06/28/13	100,000	100,263
4.000% 06/12/13	700,000	700,804
4.125% 09/27/13	8,728,000	8,839,901
4.500% 07/15/13	5,155,000	5,181,956
4.500% 01/15/14	6,271,000	6,440,673
4.875% 11/15/13	6,491,000	6,630,637
Federal National Mortgage Association
0.163% 02/27/15 (06/27/13) (a)(b)	5,000,000	4,997,827
0.168% 11/08/13 (06/08/13) (a)(b)	457,000	456,961
0.178% 06/20/14 (06/20/13) (a)(b)	3,170,000	3,169,325
0.320% 10/17/13 (06/03/13) (a)(b)	3,000,000	2,999,770
0.500% 08/09/13	3,365,000	3,367,010
1.000% 09/23/13	1,897,000	1,902,060
1.050% 10/22/13	290,000	291,013
1.125% 10/08/13	1,000,000	1,003,357
1.250% 08/20/13	4,146,000	4,155,639
1.500% 06/26/13	4,294,000	4,297,850
2.875% 12/11/13	5,441,000	5,519,028
3.875% 07/12/13	3,031,000	3,043,632
4.375% 07/17/13	1,895,000	1,905,084
4.625% 10/15/13	2,876,000	2,923,585
Tennessee Valley Authority
4.750% 08/01/13	420,000	423,229
U.S. GOVERNMENT AGENCIES TOTAL		245,013,320

Total Government & Agency Obligations (cost of $245,013,320)		245,013,320
Repurchase Agreements — 49.7%
Repurchase agreement with Barclays Capital, dated 05/31/13, due 06/07/13 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 05/21/18, market value $25,501,094 (repurchase proceeds $25,000,292)	25,000,000	25,000,000
Repurchase agreement with Credit Suisse First Boston, dated 03/12/13, due 06/10/13 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 05/01/43, market value $4,083,016 (repurchase proceeds $4,001,900)	4,000,000	4,000,000

3

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Credit Suisse First Boston, dated 04/09/13, due 07/09/13 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 05/01/43, market value $4,083,016 (repurchase proceeds $4,001,618)	4,000,000	4,000,000
Repurchase agreement with Credit Suisse First Boston, dated 05/08/13, due 08/06/13 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 05/01/43, market value $8,160,631 (repurchase proceeds $8,002,800)	8,000,000	8,000,000
Repurchase agreement with Goldman Sachs, dated 05/31/13, due 06/03/13 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/43, market value $25,500,192 (repurchase proceeds $25,000,188)	25,000,000	25,000,000
Repurchase agreement with J.P. Morgan Securities, dated 05/31/13, due 06/03/13 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/42, market value $61,200,059 (repurchase proceeds $60,000,450)	60,000,000	60,000,000
Repurchase agreement with RBC Capital Markets, dated 05/31/13, due 06/03/13 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/43, market value $68,106,931 (repurchase proceeds $66,771,501)	66,771,000	66,771,000
Repurchase agreement with RBC Capital Markets, dated 05/31/13, due 06/07/13 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/43, market value $25,500,170 (repurchase proceeds $25,000,389)	25,000,000	25,000,000
Repurchase agreement with Societe Generale, dated 05/31/13, due 06/07/13 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities out to 01/01/43, market value $25,500,170 (repurchase proceeds $25,000,389)	25,000,000	25,000,000

Total Repurchase Agreements (cost of $242,771,000)		242,771,000

Total Investments — 99.8% (cost of $487,784,320)(d)		487,784,320

Other Assets & Liabilities, Net — 0.2%		773,011

Net Assets — 100.0%		488,557,331

4

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$245,013,320	$—	$245,013,320
Total Repurchase Agreements	—	242,771,000	—	242,771,000
Total Investments	$—	$487,784,320	$—	$487,784,320

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2013.

(b) Parenthetical date represents the effective maturity date for the security.

(c) The rate shown represents the discount rate at the date of purchase.

(d) Cost for federal income tax purposes is $487,784,320.

5

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 100.1%
U.S. Government Agencies — 92.5%
Federal Farm Credit Bank
	0.030% 06/12/13 (a)	62,000,000	61,999,432
	0.030% 06/14/13 (a)	21,000,000	20,999,773
	0.030% 06/20/13 (a)	65,460,000	65,458,964
	0.030% 06/28/13 (a)	42,000,000	41,999,055
	0.030% 07/02/13 (a)	42,210,000	42,208,910
	0.040% 06/06/13 (a)	78,280,000	78,279,565
	0.040% 06/10/13 (a)	82,520,000	82,519,175
	0.040% 06/13/13 (a)	41,200,000	41,199,451
	0.050% 06/06/13 (a)	62,245,000	62,244,568
	0.133% 09/27/13 (06/27/13) (b)(c)	68,000,000	67,996,668
	0.143% 07/29/13 (06/29/13) (b)(c)	665,000	664,893
	0.150% 02/13/14	2,650,000	2,650,124
	0.164% 08/01/13 (06/01/13) (b)(c)	37,000,000	36,998,765
	0.165% 07/24/13 (06/24/13) (b)(c)	705,000	704,917
	0.169% 08/12/14 (06/12/13) (b)(c)	73,645,000	73,622,923
	0.179% 07/14/14 (06/14/13) (b)(c)	76,230,000	76,212,692
	0.188% 11/19/13 (06/19/13) (b)(c)	5,250,000	5,249,767
	0.193% 03/26/15 (06/26/13) (b)(c)	250,000	249,955
	0.200% 11/20/13	18,894,000	18,896,935
	0.220% 04/25/14 (06/03/13) (b)(c)	235,000	234,702
	0.220% 03/04/15 (06/04/13) (b)(c)	32,601,000	32,595,189
	0.230% 12/04/13	27,710,000	27,717,969
	0.230% 04/01/15 (07/01/13) (b)(c)	5,200,000	5,200,000
	0.250% 08/19/13	1,230,000	1,230,329
	0.250% 10/20/14 (07/20/13) (b)(c)	23,881,000	23,881,000
	0.280% 11/27/13 (06/03/13) (b)(c)	117,000,000	117,000,000
	0.300% 11/18/13	3,377,000	3,378,682
	0.400% 11/08/13	1,417,000	1,418,495
	0.650% 10/15/13	1,315,000	1,317,417
	0.700% 11/04/13	10,645,000	10,668,077
	0.920% 11/26/13	6,639,000	6,664,667
	1.375% 06/25/13	25,291,000	25,310,810
	1.375% 02/10/14	1,005,000	1,013,521
	1.600% 06/03/13	1,275,000	1,275,087
	3.875% 10/07/13	16,168,000	16,377,646
	3.880% 07/08/13	795,000	797,966
Federal Home Loan Bank
	0.010% 06/03/13	130,000,000	130,000,000
	0.010% 06/05/13 (a)	175,079,000	175,078,805

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.030% 06/14/13 (a)	37,589,000	37,588,593
0.030% 06/28/13 (a)	332,775,000	332,767,513
0.030% 07/03/13 (a)	125,000,000	124,996,667
0.035% 06/05/13 (a)	138,155,000	138,154,463
0.035% 06/12/13 (a)	125,000,000	124,998,663
0.035% 06/25/13 (a)	25,000,000	24,999,417
0.040% 06/05/13 (a)	10,854,000	10,853,952
0.040% 06/12/13 (a)	82,000,000	81,998,998
0.040% 06/21/13 (a)	230,790,000	230,784,871
0.045% 07/24/13 (a)	70,210,000	70,205,349
0.050% 06/26/13 (a)	231,240,000	231,231,971
0.050% 07/03/13 (a)	40,000,000	39,998,222
0.050% 07/11/13 (a)	28,129,000	28,127,437
0.050% 07/24/13 (a)	147,000,000	146,989,179
0.055% 07/12/13 (a)	54,145,000	54,141,608
0.060% 06/05/13 (a)	26,855,000	26,854,821
0.060% 07/12/13 (a)	82,620,000	82,614,354
0.060% 07/31/13 (a)	85,015,000	85,006,499
0.068% 08/28/13 (a)	97,485,000	97,468,796
0.075% 06/12/13 (a)	90,000,000	89,997,937
0.080% 07/05/13 (a)	106,060,000	106,051,987
0.090% 11/29/13 (a)	42,000,000	41,996,406
0.100% 11/13/13 (a)	50,000,000	49,996,066
0.100% 11/22/13 (a)	41,225,000	41,221,491
0.110% 08/01/13	17,000,000	17,001,052
0.110% 10/25/13 (a)	43,450,000	43,449,682
0.125% 12/20/13 (a)	18,680,000	18,674,614
0.150% 06/14/13 (a)	37,895,000	37,894,841
0.150% 09/27/13 (a)	35,000,000	34,997,890
0.150% 10/04/13 (a)	61,960,000	61,955,650
0.160% 11/08/13 (06/03/13) (b)(c)	6,820,000	6,818,792
0.170% 07/12/13 (a)	112,000,000	111,995,990
0.170% 07/17/13 (a)	54,940,000	54,938,651
0.170% 07/24/13 (a)	50,000,000	49,997,661
0.170% 11/08/13 (06/03/13) (b)(c)	59,190,000	59,179,477
0.180% 06/14/13 (a)	41,800,000	41,799,821
0.180% 08/20/13 (a)	50,000,000	49,998,681
0.180% 11/25/13 (06/03/13) (b)(c)	38,000,000	37,996,276
0.180% 01/07/14	66,785,000	66,786,769
0.200% 10/04/13	3,250,000	3,250,629

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.220% 06/04/13	38,500,000	38,500,462
0.230% 06/06/13	28,885,000	28,885,176
0.230% 06/07/13	11,625,000	11,625,309
0.230% 06/12/13	12,660,000	12,660,619
0.240% 06/06/13	106,000,000	106,002,548
0.240% 06/27/13	39,175,000	39,179,488
0.240% 07/25/13	970,000	970,069
0.250% 07/01/13	430,000	430,028
0.250% 07/02/13	4,875,000	4,875,367
0.250% 07/05/13	16,445,000	16,446,203
0.250% 07/18/13	34,980,000	34,983,318
0.250% 07/19/13	25,000,000	25,001,767
0.250% 07/30/13	4,000,000	4,000,348
0.270% 09/12/13	40,925,000	40,935,058
0.280% 09/16/13	12,250,000	12,253,882
0.280% 10/25/13	29,430,000	29,443,962
0.280% 11/14/13	21,995,000	22,006,290
0.280% 11/21/13	76,310,000	76,345,191
0.290% 11/08/13	905,000	905,447
0.290% 12/03/13	4,025,000	4,027,198
0.290% 12/06/13	2,525,000	2,526,402
0.300% 10/18/13	1,165,000	1,165,592
0.300% 11/15/13	1,295,000	1,295,868
0.300% 11/22/13	3,000,000	3,001,821
0.300% 12/04/13	13,000,000	13,008,478
0.310% 12/05/13	20,945,000	20,959,303
0.310% 12/06/13	27,260,000	27,277,999
0.320% 12/11/13	545,000	545,551
0.330% 07/01/13	16,575,000	16,576,900
0.330% 01/03/14	31,135,000	31,168,696
0.350% 06/10/13	21,600,000	21,601,495
0.350% 07/11/13	4,750,000	4,750,880
0.375% 10/18/13	16,930,000	16,943,278
0.375% 11/27/13	37,530,000	37,570,070
0.375% 01/29/14	5,955,000	5,964,442
0.400% 06/21/13	34,050,000	34,056,191
0.500% 08/28/13	12,015,000	12,025,563
0.500% 12/13/13	135,190,000	135,428,800
1.000% 09/13/13	3,740,000	3,748,535
1.625% 06/14/13	29,840,000	29,856,121
1.875% 06/21/13	133,365,000	133,489,681
2.000% 10/25/13	810,000	815,951

3

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	3.125% 12/13/13	16,975,000	17,244,058
	3.625% 10/18/13	80,650,000	81,712,445
	3.750% 06/14/13	1,710,000	1,712,169
	3.875% 06/14/13	15,760,000	15,780,490
	4.000% 09/06/13	5,535,000	5,591,089
	4.250% 06/14/13	3,590,000	3,595,198
	4.500% 09/16/13	6,910,000	6,997,163
	4.875% 11/27/13	13,675,000	13,990,570
	4.875% 12/13/13	25,630,000	26,273,728
	5.125% 08/14/13	460,000	464,610
	5.250% 09/13/13	555,000	562,986
	5.375% 06/14/13	14,155,000	14,181,180
Tennessee Valley Authority
	0.045% 06/27/13 (a)	82,226,000	82,223,328
	0.070% 06/27/13 (a)	35,945,000	35,943,183
	0.070% 07/11/13 (a)	62,185,000	62,180,163
	0.073% 07/25/13 (a)	20,945,000	20,942,722
	0.075% 07/25/13 (a)	82,480,000	82,470,721
	0.080% 06/06/13 (a)	61,250,000	61,249,319
	0.090% 06/20/13 (a)	102,085,000	102,080,151
	0.090% 07/11/13 (a)	25,210,000	25,207,479
	0.095% 07/11/13 (a)	25,290,000	25,287,331
	4.750% 08/01/13	12,107,000	12,199,949
U.S. GOVERNMENT AGENCIES TOTAL			6,118,244,009
U.S. Government Obligations — 7.6%
Cash Management Bill
	0.025% 06/17/13 (a)	10,000,000	9,999,910
U.S. Treasury Bill
	0.010% 06/20/13 (d)	72,495,000	72,494,617
	0.015% 06/06/13 (d)	175,000,000	174,999,635
	0.020% 06/13/13 (d)	84,000,000	83,999,440
	0.045% 06/20/13 (d)	75,170,000	75,168,215
U.S. Treasury Note
	1.125% 06/15/13	84,000,000	84,035,043

	U.S. GOVERNMENT OBLIGATIONS TOTAL		500,696,860

	Total Government & Agency Obligations (cost of $6,618,940,869)		6,618,940,869

4

Total Investments — 100.1% (cost of $6,618,940,869)(e)	6,618,940,869

Other Assets & Liabilities, Net — (0.1)%	(4,659,000)

Net Assets — 100.0%	6,614,281,869

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$6,618,940,869	$—	$6,618,940,869
Total Investments	$—	$6,618,940,869	$—	$6,618,940,869

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a) The rate shown represents the discount rate at the date of purchase.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2013.

5

(c) Parenthetical date represents the effective maturity date for the security.

(d) The rate shown represents the annualized yield at the date of purchase.

(e) Cost for federal income tax purposes is $6,618,940,869.

6

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.4%
MASSACHUSETTS — 87.4%
MA Arlington
	Series 2012 A,
	3.000% 11/15/13	772,000	781,512
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.130% 12/15/34 (06/06/13) (a)(b)(c)	1,000,000	1,000,000
MA Barnstable
	Series 2007,
	4.000% 02/15/14	500,000	513,014
MA Bay Transportation Authority
	0.180% 06/07/13	3,000,000	3,000,000
	Series 2004 C,
	5.250% 07/01/13	605,000	607,456
MA Billerica
	Series 2013 A,
	2.000% 05/15/14	1,717,000	1,745,099
	Series 2013 B,
	1.000% 11/15/13	532,000	533,782
	Series 2013,
	1.500% 09/20/13	1,650,000	1,656,149
MA Canton
	Series 2013,
	3.000% 03/15/14	426,959	436,002
MA Cohasset
	Series 2012,
	1.000% 06/07/13	2,359,650	2,359,921
MA Department of Transportation
	Contract Assistance-A7,
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.130% 01/01/29 (06/05/13) (a)(b)	3,000,000	3,000,000
	Series 2010,
	SPA: TD Bank N.A.
	0.100% 01/01/29 (06/05/13) (a)(b)	5,000,000	5,000,000
MA Deutsche Bank Spears/Lifers Trust
	Massachusetts State College Building Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.130% 05/01/39 (06/06/13) (a)(b)	3,555,000	3,555,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Bank N.A.
	0.170% 09/01/38 (06/06/13) (a)(b)	4,600,000	4,600,000
	Babson College,
	Series 2008 A,
	LOC: FHLB

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.100% 10/01/32 (06/06/13) (a)(b)	1,925,000	1,925,000
	Beth Israel Deaconess Medical:
	Series 2011 A,
	LOC: RBS Citizens N.A.
	0.140% 06/01/41 (06/06/13) (a)(b)	8,900,000	8,900,000
	Series 2011 B,
	LOC: M&T Bank
	0.140% 06/01/41 (06/06/13) (a)(b)	6,565,000	6,565,000
	Boston University,
	Series 2008 U-6C,
	LOC: JPMorgan Chase Bank
	0.060% 10/01/42 (06/03/13) (a)(b)	1,400,000	1,400,000
	Partners Healthcare System,
	Series 2012,
	LIQ FAC: Citibank N.A.
	0.120% 07/01/19 (06/06/13) (a)(b)(c)	1,500,000	1,500,000
	Tabor Academy,
	Series 2007 A,
	LOC: FHLB,
	0.120% 12/01/36 (06/05/13) (a)(b)	6,915,000	6,915,000
MA Fairhaven
	Series 2012,
	1.000% 11/01/13	1,500,000	1,504,640
MA Framingham
	Series 2012 A,
	2.000% 12/01/13	2,528,000	2,549,349
MA Health & Educational Facilities Authority
	Harrington Memorial,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.150% 07/01/38 (06/05/13) (a)(b)	2,000,000	2,000,000
	Henry Heywood Memorial Hospital,
	Series 2008 C,
	LOC: TD Bank N.A.
	0.100% 07/01/38 (06/03/13) (a)(b)	2,145,000	2,145,000
	Partners Healthcare Systems,
	Series 2003 E,
	Pre-refunded 07/01/13:
	5.000% 07/01/17	1,140,000	1,144,450
	5.000% 07/01/19	1,260,000	1,264,919
MA Holliston
	Series 2013,
	1.000% 05/23/14	1,010,000	1,016,569
MA Housing Finance Agency
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.220% 06/01/36 (06/06/13) (a)(b)(c)	3,195,000	3,195,000
	Series 2011 A, AMT,
	1.150% 06/01/13	600,000	600,000
MA Industrial Finance Agency
	120 Chestnut Street LP,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 1992,
	LOC: Sumitomo Bank Ltd.
	0.110% 08/01/26 (06/05/13) (a)(b)	2,610,000	2,610,000
	Governor Dummer Academy,
	Series 1996,
	LOC: TD Bank N.A.
	0.120% 07/01/26 (06/06/13) (a)(b)	3,000,000	3,000,000
MA Lawrence
	Series 2012,
	DPCE: State Aid Withholding
	1.250% 09/01/13	2,000,000	2,003,755
	Series 2013,
	1.000% 06/01/14 (d)	7,147,450	7,184,903
MA Marlborough
	Series 2005,
	3.500% 06/15/13	500,000	500,613
MA Marshfield
	Series 2012,
	2.000% 11/01/13	2,057,000	2,071,789
MA Natick
	Series 2012 A,
	2.000% 06/01/13	673,000	673,000
	Series 2013,
	2.000% 04/15/14 (d)	1,111,000	1,127,421
MA Norton
	Series 2012,
	1.000% 12/13/13	1,000,000	1,003,831
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.130% 01/01/16 (06/06/13) (a)(b)(c)	12,000,000	12,000,000
MA Shrewsbury
	Series 2012,
	1.000% 07/12/13	2,325,000	2,326,715
MA State
	Series 2003 D,
	Pre-refunded 10/01/13,
	5.000% 10/01/27	1,350,000	1,371,226
	Series 2012 A,
	0.250% 09/01/13 (06/06/13) (b)(e)	3,000,000	3,000,509
MA University of Massachusetts Building Authority
	Series 2008 1,
	LOC: Lloyds TSB Bank PLC
	0.130% 05/01/38 (06/05/13) (a)(b)	4,900,000	4,900,000
	Series 2011,
	SPA: Wells Fargo Bank N.A.
	0.110% 11/01/34 (06/05/13) (a)(b)	800,000	800,000
MA Water Pollution Abatement Trust
	Series 2003 9,
	Pre-refunded 08/01/13,
	5.250% 08/01/28	740,000	746,226

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Water Resources Authority
	ROCS RRII R 11914,
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.120% 08/01/18 (06/06/13) (a)(b)(c)	2,580,000	2,580,000
	Series 2008 A1,
	Insured: Government of Authority,
	SPA: JPMorgan Chase Bank,
	0.120% 08/01/37 (06/05/13) (a)(b)	4,600,000	4,600,000
MA Westfield
	Series 2012,
	2.000% 09/01/13	358,000	359,435
MA Weston
	Series 2013,
	1.000% 02/01/14	798,334	802,289
MA Weymouth
	Series 2012,
	1.000% 09/15/13	1,125,000	1,127,182
MA Worcester
	Series 2011,
	4.000% 08/15/13	2,300,000	2,317,716
MASSACHUSETTS TOTAL			128,519,472
NEW JERSEY — 3.7%
NJ Economic Development Authority
	Keystone Project,
	Series 2012,
	LOC:BNP Paribas
	0.250% 06/07/13	5,500,000	5,500,000
NEW JERSEY TOTAL			5,500,000
PUERTO RICO — 8.3%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.130% 08/01/54 (06/06/13) (a)(b)	4,450,000	4,450,000
PR Commonwealth of Puerto Rico RIB Floater Trust
	Series 2013 8WE,
	LOC: Barclays Bank PLC
	0.170% 09/30/14 (06/06/13) (a)(b)(c)	7,700,000	7,700,000
PUERTO RICO TOTAL			12,150,000

	Total Municipal Bonds (cost of $146,169,472)		146,169,472

Closed-End Investment Company — 6.1%
OTHER — 6.1%
Nuveen AMT-Free Municipal Income Fund
	Series 2013, AMT,
	LIQ FAC: Citibank N.A.

4

	Par ($)	Value ($)
Closed-End Investment Company — (continued)
OTHER — (continued)
0.220% 12/01/40 (06/06/13) (a)(b)(c)	9,000,000	9,000,000
OTHER TOTAL		9,000,000

Total Closed-End Investment Company (cost of $9,000,000)		9,000,000

Total Investments — 105.5% (cost of $155,169,472)(f)		155,169,472

Other Assets & Liabilities, Net — (5.5)%		(8,037,577)

Net Assets — 100.0%		147,131,895

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$146,169,472	$—	$146,169,472
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$155,169,472	$—	$155,169,472

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(b)   Parenthetical date represents the effective maturity date for the security.

(c)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities, which are not illiquid, amounted to $36,975,000 or 25.1% of net assets for the Fund.

(d)   Security purchased on a delayed delivery basis.

(e)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(f)    Cost for federal income tax purposes is $155,169,472.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Asset-Backed Commercial Paper — 22.4%
Chariot Funding LLC
	0.270% 07/23/13 (a)(b)	23,915,000	23,905,673
	0.270% 07/30/13 (a)(b)	22,775,000	22,764,922
	0.270% 08/01/13 (a)(b)	38,640,000	38,622,322
	0.270% 08/02/13 (a)(b)	39,110,000	39,091,814
	0.270% 08/29/13 (a)(b)	42,435,000	42,406,675
	0.300% 07/02/13 (a)(b)	26,450,000	26,443,167
	0.300% 07/10/13 (a)(b)	23,735,000	23,727,286
	0.320% 06/04/13 (a)(b)	32,324,000	32,323,138
	0.320% 06/14/13 (a)(b)	44,375,000	44,369,872
	0.320% 06/19/13 (a)(b)	8,481,000	8,479,643
	0.320% 06/25/13 (a)(b)	23,360,000	23,355,017
Fairway Finance Corp.
	0.220% 07/24/13 (a)(b)	27,009,000	27,000,252
	0.220% 07/25/13 (a)(b)	26,151,000	26,142,370
FCAR Owner Trust
	0.220% 09/09/13 (a)	8,845,000	8,839,595
	0.250% 08/06/13 (a)	10,638,000	10,633,124
	0.260% 06/07/13 (a)	17,750,000	17,749,231
	0.270% 07/08/13 (a)	29,505,000	29,496,812
	0.270% 08/01/13 (a)	30,365,000	30,351,108
	0.280% 10/04/13 (a)	53,104,000	53,052,371
	0.280% 11/04/13 (a)	12,010,000	11,995,428
	0.290% 11/15/13 (a)	102,090,000	101,952,661
	0.300% 08/09/13 (a)	59,680,000	59,645,684
	0.330% 07/02/13 (a)	69,820,000	69,800,160
Gemini Securitization Corp. LLC
	0.240% 07/10/13 (a)(b)	87,175,000	87,152,335
	0.240% 07/11/13 (a)(b)	14,280,000	14,276,192
	0.240% 07/18/13 (a)(b)	50,000,000	49,984,333
	0.240% 07/30/13 (a)(b)	20,415,000	20,406,970
	0.240% 08/08/13 (a)(b)	13,075,000	13,069,073
	0.250% 06/03/13 (a)(b)	65,345,000	65,344,092
	0.250% 06/06/13 (a)(b)	29,055,000	29,053,991
	0.250% 06/07/13 (a)(b)	13,080,000	13,079,455
	0.250% 06/10/13 (a)(b)	63,114,000	63,110,055
	0.250% 06/14/13 (a)(b)	37,505,000	37,501,614
	0.250% 07/29/13 (a)(b)	61,305,000	61,280,308
Jupiter Securitization Co. LLC
	0.270% 07/23/13 (a)(b)	23,915,000	23,905,673
	0.270% 08/21/13 (a)(b)	43,075,000	43,048,832

1

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.270% 08/29/13 (a)(b)	22,100,000	22,085,248
	0.280% 07/15/13 (a)(b)	37,815,000	37,802,059
	0.300% 07/02/13 (a)(b)	26,170,000	26,163,239
	0.300% 07/03/13 (a)(b)	45,525,000	45,512,860
	0.300% 07/10/13 (a)(b)	23,735,000	23,727,286
	0.320% 06/14/13 (a)(b)	22,185,000	22,182,436
Kells Funding LLC
	0.230% 09/05/13 (a)(b)	79,750,000	79,701,087
	0.240% 12/02/13 (a)(b)	17,110,000	17,089,012
	0.270% 11/01/13 (a)(b)	56,035,000	55,970,700
	0.278% 11/04/13 (06/04/13) (b)(c)(d)	19,755,000	19,756,385
	0.280% 02/19/14 (a)(b)	75,000,000	74,846,583
	0.300% 07/23/13 (a)(b)	29,210,000	29,197,342
	0.320% 08/13/13 (a)(b)	42,530,000	42,502,403
Manhattan Asset Funding Co. LLC
	0.200% 06/12/13 (a)(b)	10,455,000	10,454,361
	0.200% 07/22/13 (a)(b)	44,790,000	44,777,310
	0.200% 07/29/13 (a)(b)	8,850,000	8,847,148
	0.210% 07/08/13 (a)(b)	12,450,000	12,447,313
	0.220% 06/07/13 (a)(b)	3,675,000	3,674,865
	0.220% 08/20/13 (a)(b)	8,675,000	8,670,759
Matchpoint Master Trust
	0.220% 06/17/13 (a)(b)	16,180,000	16,178,418
Old Line Funding LLC
	0.240% 11/27/13 (a)(b)	49,005,000	48,946,521
	0.290% 06/20/13 (a)(b)	26,170,000	26,165,995
Royal Park Investments Funding Corp.
	0.280% 07/31/13 (a)(b)	44,490,000	44,469,238
	0.300% 06/05/13 (a)(b)	26,520,000	26,519,116
	0.300% 07/08/13 (a)(b)	2,040,000	2,039,371
	0.300% 07/12/13 (a)(b)	21,675,000	21,667,594
	0.300% 07/12/13 (a)(b)	79,459,000	79,431,852
	0.300% 07/15/13 (a)(b)	62,655,000	62,632,027
	0.300% 07/16/13 (a)(b)	17,285,000	17,278,518
	0.300% 07/17/13 (a)(b)	69,445,000	69,418,379
	0.350% 06/04/13 (a)(b)	39,265,000	39,263,855
	0.350% 06/07/13 (a)(b)	13,070,000	13,069,238
Sheffield Receivables Corp.
	0.280% 06/20/13 (a)(b)	4,350,000	4,349,357
Versailles Commercial Paper LLC
	0.220% 06/06/13 (a)(b)	26,319,000	26,318,196

2

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.250% 07/22/13 (a)(b)	2,080,000	2,079,263
Working Capital Management Co.
	0.200% 06/05/13 (a)(b)	50,155,000	50,153,885
	0.200% 06/06/13 (a)(b)	12,990,000	12,989,639
	0.200% 06/10/13 (a)(b)	54,775,000	54,772,261
	0.200% 06/11/13 (a)(b)	24,510,000	24,508,638
	0.200% 06/25/13 (a)(b)	15,100,000	15,097,987

	Total Asset-Backed Commercial Paper (cost of $2,536,118,992)		2,536,118,992

Certificates of Deposit — 19.6%
Bank of Montreal
	0.300% 06/05/13	64,467,000	64,467,000
	0.526% 07/19/13	7,290,000	7,292,943
Bank of Nova Scotia
	0.460% 09/16/13 (06/17/13) (c)(d)	7,820,000	7,824,561
	0.480% 09/12/13 (06/12/13) (c)(d)	28,490,000	28,509,224
	0.697% 10/18/13 (07/18/13) (c)(d)	7,445,000	7,457,789
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.220% 09/30/13	44,435,000	44,435,000
Credit Industrial et Commercial/NY
	0.240% 08/20/13	68,000,000	68,000,000
	0.250% 07/09/13	7,700,000	7,700,000
	0.265% 07/08/13	138,000,000	138,000,709
	0.280% 07/01/13	109,000,000	109,000,454
Credit Suisse NY
	0.290% 10/25/13	30,000,000	30,000,000
	0.290% 10/30/13	60,000,000	60,000,000
	0.290% 11/05/13	60,000,000	60,000,000
	0.290% 11/06/13	20,000,000	20,000,000
Deutsche Bank AG/NY
	0.280% 08/29/13	62,655,000	62,658,088
	0.285% 08/05/13	13,335,000	13,335,844
Natixis/NY
	0.130% 06/03/13	100,000,000	100,000,000
Nordea Bank Finland/NY
	0.220% 10/15/13 (b)	18,390,000	18,374,716
	0.260% 09/09/13	87,975,000	87,975,000
	0.270% 07/22/13	116,000,000	116,000,000
	0.300% 06/14/13	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB
	0.220% 06/19/13 (b)	120,296,000	120,282,767
	0.230% 07/15/13	82,000,000	82,000,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.250% 09/23/13	88,000,000	88,000,000
	0.315% 06/07/13	3,170,000	3,170,034
Sumitomo Mitsui Banking Corp./NY
	0.230% 06/11/13	94,200,000	94,200,000
	0.230% 08/01/13	85,000,000	85,000,000
	0.230% 08/02/13	72,000,000	72,000,000
	0.230% 08/06/13	62,000,000	62,000,000
	0.240% 09/18/13	13,000,000	13,000,000
Svenska Handelsbanken/NY
	0.255% 07/12/13	60,000,000	60,000,340
	0.255% 09/16/13	70,000,000	70,000,000
	0.270% 08/12/13	7,636,000	7,636,152
	0.275% 08/27/13	122,200,000	122,201,474
	0.285% 07/09/13	187,425,000	187,425,988

	Total Certificates of Deposit (cost of $2,217,948,083)		2,217,948,083

Commercial Paper — 16.3%
ASB Finance Ltd.
	0.230% 08/28/13 (a)(b)	10,000,000	9,994,378
	0.235% 12/02/13 (a)(b)	49,610,000	49,551,384
	0.240% 07/25/13 (a)(b)	6,284,000	6,281,738
	0.240% 09/12/13 (a)(b)	27,450,000	27,431,151
	0.250% 11/04/13 (a)(b)	37,655,000	37,614,207
	0.260% 10/03/13 (a)(b)	43,316,000	43,277,208
	0.285% 06/21/13 (a)(b)	37,635,000	37,629,041
Caisse des Depots et Consignations
	0.240% 06/07/13 (a)(b)	38,605,000	38,603,456
	0.240% 10/25/13 (a)(b)	134,510,000	134,379,077
	0.245% 08/23/13 (a)(b)	75,000,000	74,957,635
DnB Norbank ASA
	0.230% 06/27/13 (a)(b)	67,335,000	67,323,815
	0.230% 08/05/13 (a)(b)	250,000,000	249,896,181
	0.260% 08/05/13 (a)(b)	571,000	570,732
	0.430% 09/20/13 (06/20/13) (b)(c)(d)	7,950,000	7,954,399
Electricite De France SA
	0.240% 06/11/13 (a)(b)	72,500,000	72,495,167
Erste Abwicklungsanstalt
	0.230% 08/23/13 (a)(b)	75,000,000	74,960,229
	0.230% 08/30/13 (a)(b)	94,000,000	93,945,950
	0.280% 08/07/13 (a)(b)	25,000,000	24,986,972
	0.310% 07/29/13 (a)(b)	31,825,000	31,809,105

4

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.310% 08/02/13 (a)(b)	3,230,000	3,228,276
	0.330% 07/10/13 (a)(b)	21,120,000	21,112,450
	0.340% 07/11/13 (a)(b)	43,705,000	43,688,489
	0.420% 06/12/13 (a)(b)	21,550,000	21,547,234
	0.420% 06/21/13 (a)(b)	51,055,000	51,043,087
Natexis U.S. Finance Co. LLC
	0.140% 06/03/13 (a)	86,045,000	86,044,331
	0.210% 07/17/13 (a)	3,660,000	3,659,018
Nestle Capital Corp.
	0.260% 06/10/13 (a)(b)	59,410,000	59,406,138
Nordea North America, Inc.
	0.260% 08/26/13 (a)	4,820,000	4,817,006
	0.265% 08/26/13 (a)	86,335,000	86,280,345
Skandinaviska Enskilda Banken AB
	0.245% 08/29/13 (a)(b)	9,500,000	9,494,246
	0.250% 09/04/13 (a)(b)	3,540,000	3,537,665
	0.260% 07/03/13 (a)(b)	40,420,000	40,410,659
	0.260% 09/19/13 (a)(b)	22,750,000	22,731,926
Svenska Handelsbanken, Inc.
	0.270% 07/29/13 (a)(b)	38,675,000	38,658,176
	0.270% 08/12/13 (a)(b)	27,655,000	27,640,066
	0.280% 07/26/13 (a)(b)	32,095,000	32,081,271
Toyota Motor Credit Corp.
	0.240% 06/07/13 (a)	95,800,000	95,796,168
Westpac Securities NZ Ltd.
	0.260% 08/19/13 (a)(b)	31,000,000	30,982,313
	0.300% 06/05/13 (a)(b)	80,150,000	80,147,328

	Total Commercial Paper (cost of $1,845,968,017)		1,845,968,017

Time Deposits — 12.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
	0.100% 06/03/13	475,000,000	475,000,000
Citibank N.A.
	0.100% 06/03/13	294,000,000	294,000,000
DnB Norbank ASA
	0.070% 06/03/13	200,000,000	200,000,000
ING Bank NV
	0.100% 06/03/13	97,215,000	97,215,000
Lloyds Time Deposit
	0.080% 06/03/13	93,000,000	93,000,000
SSB Cayman

5

		Par ($)	Value ($)
Time Deposits — (continued)
	0.010% 06/03/13	214,925,000	214,925,000

	Total Time Deposits (cost of $1,374,140,000)		1,374,140,000

Municipal Bonds(d)(e) — 6.6%
ARIZONA — 0.3%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1982,
	LOC: Bank of New York
	0.170% 12/01/22 (06/05/13)	30,350,000	30,350,000
ARIZONA TOTAL			30,350,000
CALIFORNIA — 1.1%
CA Calleguas-Las Virgenes Public Financing Authority
	Municipal Water District,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.090% 07/01/37 (06/06/13)	8,535,000	8,535,000
CA Metropolitan Water District of Southern California
	Series 2000 B-4,
	SPA: Wells Fargo Bank N.A.
	0.100% 07/01/35 (06/05/13)	15,300,000	15,300,000
CA Sacramento Municipal Utility District
	Series 2012 L
	LOC: U.S. Bank N.A.
	0.100% 08/15/41 (06/06/13)	14,905,000	14,905,000
CA Statewide Communities Development Authority
	Rady Children’s Hospital,
	Series 2008 A
	LOC: U.S. Bank N.A.
	0.100% 08/15/47 (06/06/13)	23,125,000	23,125,000
CA State
	Series 2005 A-2-1,
	LOC: Barclays Bank PLC
	0.110% 05/01/40 (06/05/13)	59,775,000	59,775,000
CALIFORNIA TOTAL			121,640,000
COLORADO — 0.2%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-2,
	SPA: FHLB
	0.190% 10/01/33 (06/05/13)	3,000,000	3,000,000
	Series 2004 A1,
	SPA: FHLB
	0.130% 10/01/34 (06/05/13)	8,725,000	8,725,000
	Series 2008 A1,
	SPA: FHLB
	0.130% 04/01/29 (06/05/13)	5,740,000	5,740,000
	Series 2008 C1,

6

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
COLORADO — (continued)
SPA: FHLB
0.170% 10/01/38 (06/05/13)	3,505,000	3,505,000
Series 2005 B-1,
SPA: FHLB
0.130% 04/01/40 (06/05/13)	5,005,000	5,005,000
Series 2006 CL1,
SPA: FHLB
0.210% 11/01/36 (06/05/13)	225,000	225,000
Single Family,
Series 2002 A-1,
SPA: FHLB
0.210% 11/01/13 (06/05/13)	1,045,000	1,045,000
COLORADO TOTAL		27,245,000
INDIANA — 0.2%
IN Finance Authority Health System
Sisters of St. Francis Health,
Series 2008 F,
LOC: Bank of New York
0.120% 09/01/48 (06/06/13)	27,935,000	27,934,776
INDIANA TOTAL		27,934,776
IOWA — 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB
0.130% 07/01/34 (06/06/13)	5,095,000	5,095,000
Series 2007 C,
SPA: FHLB
0.150% 07/01/37 (06/06/13)	765,000	765,000
Series 2007 G,
SPA: FHLB
0.150% 01/01/38 (06/06/13)	865,000	865,000
Series 2007,
SPA: FHLB
0.150% 01/01/39 (06/06/13)	4,505,000	4,505,000
Series 2009 G,
SPA: FHLB
0.150% 01/01/39 (06/06/13)	4,860,000	4,860,000
IOWA TOTAL		16,090,000
MASSACHUSETTS — 0.6%
MA Massachusetts Bay Transportation Authority
General Transportation System,
Series 2000 A1,
SPA: Barclays Bank PLC
0.110% 03/01/30 (06/05/13)	67,610,000	67,610,000
MA Simmons College
Series 2008,
LOC: TD Bank N.A.
0.160% 10/01/22 (06/06/13)	4,765,000	4,765,000
MASSACHUSETTS TOTAL		72,375,000
MICHIGAN — 0.4%
MI Kent Hospital Finance Authority
Spectrum Health,

7

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
MICHIGAN — (continued)
	Series 2008 C,
	LOC: Bank of New York
	0.160% 01/15/26 (06/05/13)	44,100,000	44,100,000
MICHIGAN TOTAL			44,100,000
MISSISSIPPI — 0.2%
MS Business Finance Corp.
	Chevron U.S.A., Inc.,
	Series 2011 A,
	GTY AGMT: Chevron Corp.
	0.060% 11/01/35 (06/03/13)	17,650,000	17,650,000
MISSISSIPPI TOTAL			17,650,000
MISSOURI — 0.1%
MO St. Louis Industrial Development Authority
	St. Louis Art Museum Foundation,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.130% 12/01/40 (06/05/13)	9,930,000	9,930,000
MISSOURI TOTAL			9,930,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.130% 06/01/41 (06/05/13)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL			4,855,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada
	0.160% 12/15/26 (06/06/13)	10,850,000	10,850,000
NEW MEXICO TOTAL			10,850,000
NEW YORK — 0.8%
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.080% 11/01/35 (06/03/13)	48,740,000	48,740,000
NY New York City
	Series 2011 D-3,
	LOC: Bank of New York
	0.080% 10/01/39 (06/03/13)	19,750,000	19,750,000
NY State Energy Research & Development Authority
	Consolidated Edison Co,
	Series 2005 A3
	LOC: Mizuho Corporate Bank

8

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NEW YORK — (continued)
0.100% 05/01/39 (06/05/13)	19,600,000	19,600,000
NEW YORK TOTAL		88,090,000
OHIO — 0.1%
OH Cleveland Department of Public Utilities Division of Water
Series 2008 Q
LOC: Bank of Ny Mellon
0.150% 01/01/33 (06/06/13)	16,995,000	16,995,000
OHIO TOTAL		16,995,000
PENNSYLVANIA — 0.4%
PA Philadelphia Airport Revenue
Series 2005 C2, AMT,
LOC: Royal Bank of Canada
0.130% 06/15/25 (06/05/13)	14,690,000	14,690,000
PA Philadelphia Water & Sewer Revenue
Series 1997 B,
LOC: TD Bank N.A.
0.100% 08/01/27 (06/05/13)	29,055,000	29,055,000
PENNSYLVANIA TOTAL		43,745,000
RHODE ISLAND — 0.2%
RI Health & Educational Building Corp.
Rhode Island Sch of Design,
Series 2008 B
LOC: TD Bank N.A.
0.130% 08/15/36 (06/05/13)	17,095,000	17,095,000
RHODE ISLAND TOTAL		17,095,000
SOUTH CAROLINA — 0.1%
SC Jobs Economic Development Authority
Anmed Health,
Series 2009-C,
LOC: Branch Banking & Trust
0.120% 02/01/33 (06/05/13)	14,235,000	14,235,000
SOUTH CAROLINA TOTAL		14,235,000
TEXAS — 1.0%
TX State
Product Development Project,
Series 2005 A,
SPA: National Australia Bank
0.140% 06/01/45 (06/06/13)	1,475,000	1,475,000
Small Business,
Series 2005 B,
SPA: National Australia Bank
0.140% 06/01/45 (06/06/13)	1,125,000	1,125,000
Veterans Assistance,
Series 2004 I,
SPA: JPMorgan Chase Bank
0.150% 12/01/24 (06/05/13)	5,400,000	5,400,000
Veterans Housing Assistance,
Series 1999 A-2,
LIQ FAC: JPMorgan Chase Bank
0.140% 12/01/29 (06/05/13)	26,000,000	26,000,000
Veterans Housing:

9

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TEXAS — (continued)
Series 1997 B-2,
LIQ FAC: State Street Bank & Trust Co.
0.150% 12/01/29 (06/05/13)	13,000,000	13,000,000
Series 2004,
SPA: JPMorgan Chase Bank
0.150% 06/01/20 (06/05/13)	2,600,000	2,600,000
Series 2006 B,
LIQ FAC: Landesbank Hessen-Thüringen
0.210% 12/01/26 (06/05/13)	6,465,000	6,465,000
Series 2009,
SPA: JPMorgan Chase & Co.
0.150% 06/01/31 (06/05/13)	720,000	720,000
Veterans Land:
Series 2000,
SPA: JPMorgan Chase Bank:
0.160% 12/01/20 (06/04/13)	9,125,000	9,125,000
0.190% 12/01/30 (06/04/13)	11,700,000	11,700,000
Series 2003,
SPA: State Street Bank & Trust Co.
0.150% 12/01/23 (06/04/13)	3,075,000	3,075,000
Series 2004,
SPA: State Street Bank & Trust Co.
0.190% 12/01/24 (06/05/13)	9,670,000	9,670,000
TX University of Texas
Financing System,
Series 2008 B,
LIQ FAC: University of Texas Investment Management Co.
0.080% 08/01/25 (06/06/13)	20,745,000	20,745,000
TEXAS TOTAL		111,100,000
VERMONT — 0.2%
VT Student Assistance Corp.
Series 2008 B1 AMT,
LOC: Bank of NY Mellon
Insured: GTD STD LNS
0.150% 12/15/39 (06/06/13)	22,125,000	22,125,000
VERMONT TOTAL		22,125,000
WASHINGTON — 0.2%
WA Health Care Facilities Authority
MultiCare Health System,
Series 2007 C,
LOC: Barclays Bank PLC
0.110% 08/15/41 (06/05/13)	17,605,000	17,605,000
WASHINGTON TOTAL		17,605,000
WISCONSIN — 0.3%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services:
Series 2003 B,
LOC: U.S. Bank N.A.
0.110% 08/15/33 (06/05/13)	11,650,000	11,650,000
Series 2007,
LOC: PNC Bank N.A.

10

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
WISCONSIN — (continued)
	0.130% 08/15/36 (06/05/13)	19,030,000	19,030,000
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: Bank of Nova Scotia
	0.140% 09/01/37 (06/06/13)	4,515,000	4,515,000
WISCONSIN TOTAL			35,195,000

	Total Municipal Bonds (cost of $749,204,776)		749,204,776

Government & Agency Obligations — 2.9%
U.S. Government Agencies — 2.9%
Federal Farm Credit Bank
	0.230% 04/01/15 (07/01/13) (c)(d)	10,060,000	10,060,000
	0.250% 10/20/14 (07/20/13) (c)(d)	60,014,000	60,014,000
Federal Home Loan Bank
	0.300% 11/22/13	6,910,000	6,913,526
	0.300% 11/25/13	4,795,000	4,797,490
	0.300% 12/06/13	15,190,000	15,198,391
	1.875% 06/21/13	34,500,000	34,530,758
	4.875% 11/27/13	13,795,000	14,111,107
Federal Home Loan Mortgage Corp.
	0.375% 11/27/13 (f)	8,839,000	8,846,888
	0.380% 11/18/13 (06/03/13) (c)(d)	57,800,000	57,794,562
Federal National Mortgage Association
	0.163% 02/27/15 (06/27/13) (c)(d)	74,000,000	73,967,845
	0.208% 01/20/15 (06/20/13) (c)(d)	725,000	725,065
	0.310% 01/27/14 (06/03/13) (c)(d)	14,000,000	13,999,064
	0.320% 10/17/13 (06/03/13) (c)(d)	29,605,000	29,602,726
U.S. GOVERNMENT AGENCIES TOTAL			330,561,422

	Total Government & Agency Obligations (cost of $330,561,422)		330,561,422

Corporate Bonds — 1.2%
ANZ National International Ltd.
	6.200% 07/19/13 (b)	40,732,000	41,049,893
Bank of Nova Scotia
	2.375% 12/17/13	7,900,000	7,990,168
Credit Suisse/New York NY
	5.500% 08/15/13	6,130,000	6,194,686
HSBC Bank PLC
	1.625% 08/12/13 (b)	19,115,000	19,165,202
Kreditanstalt fuer Wiederaufbau
	0.211% 02/28/14	10,525,000	10,519,173

11

		Par ($)	Value ($)
Corporate Bonds — (continued)
Nordea Bank AB
	1.750% 10/04/13 (b)	11,328,000	11,384,465
Royal Bank of Canada
	2.100% 07/29/13	1,538,000	1,542,529
Toyota Motor Credit Corp.
	1.375% 08/12/13	3,290,000	3,297,085
US Bancorp
	1.375% 09/13/13	25,843,000	25,900,067
	2.000% 06/14/13	2,000,000	2,001,246
Westpac Banking Corp.
	2.100% 08/02/13	6,393,000	6,412,750

	Total Corporate Bonds (cost of $135,457,264)		135,457,264

Repurchase Agreements — 19.3%
	Repurchase agreement with ABN AMRO Bank US, dated 05/31/13, due on 06/03/13, at 0.160%, collateralized by corporate bonds with various maturities to 03/01/43, market value of $53,846,745 (repurchase proceeds $51,835,691)	51,835,000	51,835,000
	Repurchase agreement with BNP Paribas, dated 05/23/13, at 0.260%, collateralized by common stocks and preferred stocks, market value $119,698,492 (g)	109,235,000	109,235,000
	Repurchase agreement with BNP Paribas, dated 05/29/13, at 0.310%, collateralized by corporate bonds with various maturities to 08/15/38, market value $139,074,540 (g)	126,425,000	126,425,000
	Repurchase agreement with BNP Paribas, dated 05/23/13, at 0.170%, collateralized by corporate bonds with various maturities to 03/18/23, market value $107,049,287 (g)	101,945,000	101,945,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/31/13, due 07/02/13 at 0.390%, collateralized by common stocks, market value $129,800,085 (repurchase proceeds $122,042,293)	122,000,000	122,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/31/13, due 06/03/13 at 0.180%, collateralized by corporate bonds with various maturities to 03/15/23, market value $86,471,532 (repurchase proceeds $82,351,235)	82,350,000	82,350,000

12

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Credit Suisse First Boston, dated 05/31/13, due 06/03/13 at 0.230%, collateralized by common stocks, market value $109,250,415 (repurchase proceeds $100,001,917)	100,000,000	100,000,000
Repurchase agreement with Deutsche Bank Securities, dated 05/31/13, due 06/03/13 at 0.280%, collateralized by preferred stocks, common stocks and corporate bonds with various maturities to 12/06/29, market value $111,196,934 (repurchase proceeds $100,002,333)	100,000,000	100,000,000
Repurchase agreement with Goldman Sachs, dated 05/31/13, due 06/03/13 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 07/28/17, market value $45,125,685 (repurchase proceeds $44,240,258)	44,240,000	44,240,000
Repurchase agreement with Goldman Sachs, dated 05/31/13, due 06/03/13 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/43, market value $37,740,283 (repurchase proceeds $37,000,277)	37,000,000	37,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 5/31/13, due 06/03/13 at 0.180%, collateralized by corporate bonds with various maturities to 03/15/21, market value $50,863,060 (repurchase proceeds $48,440,727)	48,440,000	48,440,000
Repurchase agreement with JPMorgan Chase Bank dated 05/31/13, due 07/15/13 at 0.550% collateralized by corporate bonds with various maturities to 05/15/37, market value $111,224,749 (repurchase proceeds $101,169,506)	101,100,000	101,100,000
Repurchase agreement with JPMorgan Chase Bank dated 03/08/13, due 06/13/13 at 0.530% collateralized by corporate bonds with various maturities to 11/15/26, market value $32,973,428 (repurchase proceeds $29,977,748.84)	29,935,000	29,935,000
Repurchase agreement with JPMorgan Chase Bank dated 03/28/13, due 07/03/13 at 0.530% collateralized by corporate bonds with various maturities to 06/01/14, market value $31,967,100 (repurchase proceeds $29,071,456)	29,030,000	29,030,000
Repurchase agreement with JPMorgan Chase Bank dated 05/31/13, due 07/15/13 at 0.443% collateralized by common stocks, market value $95,569,771 (repurchase proceeds $90,049,838)	90,000,000	90,000,000

13

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with JPMorgan Chase Bank dated 05/06/13, due 08/05/13 at 0.430% collateralized by common stocks, market value $21,313,325 (repurchase proceeds $20,021,738.89)	20,000,000	20,000,000
Repurchase agreement with JPMorgan Chase Bank dated 05/06/13, due 08/05/13 at 0.530% collateralized by a corporate bond maturing 06/01/14, market value $22,010,706 (repurchase proceeds $20,026,794.44)	20,000,000	20,000,000
Repurchase agreement with JPMorgan Chase Bank dated 05/10/13, due 08/15/13 at 0.430% collateralized by common stocks, market value $38,257,456 (repurchase proceeds $36,041,710.00)	36,000,000	36,000,000
Repurchase agreement with JPMorgan Chase Bank dated 05/29/13, due 06/04/13 at 0.290% collateralized by common stocks, market value $55,506,993 (repurchase proceeds $52,682,546.20)	52,680,000	52,680,000
Repurchase agreement with JPMorgan Chase Bank dated 05/31/13, due 06/03/13 at 0.230% collateralized by corporate bonds with various maturities to 04/17/23, market value $116,936,223 (repurchase proceeds $111,367,134.50)	111,365,000	111,365,000
Repurchase agreement with Royal Bank of Canada, dated 05/29/13, due 06/05/13 at 0.190%, collateralized by corporate bonds with various maturities to 04/17/23, market value $158,818,616 (repurchase proceeds $151,965,614)	151,960,000	151,960,000
Repurchase agreement with Royal Bank of Canada, dated 05/30/13, due 06/06/13 at 0.190%, collateralized by corporate bonds with various maturities to 04/17/23, market value $159,367,115 (repurchase proceeds $151,780,607)	151,775,000	151,775,000
Repurchase agreement with Royal Bank of Canada, dated 05/31/13, due 06/03/13 at 0.090% collateralized by U.S. Government Agency obligations with various maturities to 05/01/43, market value $64,494,064 (repurchase proceeds $63,229,474)	63,229,000	63,229,000
Repurchase agreement with Royal Bank of Canada, dated 05/31/13, due 06/03/13 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/43, market value $204,001,701 (repurchase proceeds $200,001,667)	200,000,000	200,000,000

14

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Wells Fargo, dated 05/28/13, due 06/04/13 at 0.290%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 05/15/23, market value $73,224,932 (repurchase proceeds $69,778,935)	69,775,000	69,775,000
Repurchase agreement with Wells Fargo, dated 05/30/13, due 06/06/13 at 0.290%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 02/15/23, market value $73,258,546 (repurchase proceeds $69,918,942)	69,915,000	69,915,000
Repurchase agreement with Wells Fargo, dated 05/22/13, at 0.180% collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 05/15/23, market value $64,704,774 (g)	61,645,000	61,645,000

Total Repurchase Agreements (cost of $2,181,879,000)		2,181,879,000

Total Investments — 100.5% (cost of $11,371,277,554)(h)		11,371,277,554

Other Assets & Liabilities, Net — (0.5)%		(58,139,839)

Net Assets — 100.0%		11,313,137,715

15

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Asset-Backed Commercial Paper	$—	$2,536,118,992	$—	$2,536,118,992
Total Certificates of Deposit	—	2,217,948,083	—	2,217,948,083
Total Commercial Paper	—	1,845,968,017	—	1,845,968,017
Total Time Deposits	—	1,374,140,000	—	1,374,140,000
Total Municipal Bonds	—	749,204,776	—	749,204,776
Total Government & Agency Obligations	—	330,561,422	—	330,561,422
Total Corporate Bonds	—	135,457,264	—	135,457,264
Total Repurchase Agreements	—	2,181,879,000	—	2,181,879,000
Total Investments	$—	$11,371,277,554	$—	$11,371,277,554

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   The rate shown represents the discount rate at the date of purchase.

(b)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities, which are not illiquid, amounted to $3,922,231,010 or 34.7% of net assets for the Fund.

16

(c)   The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2013.

(d)   Parenthetical date represents the effective maturity date for the security.

(e)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(f)    The rate shown represents the annualized yield at the date of purchase.

(g)   Open repurchase agreement with no specific maturity date.

(h)   Cost for federal income tax purposes is $11,371,277,554.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 73.5%
ALASKA — 0.2%
AK Municipality of Anchorage
	0.230% 06/05/13	2,900,000	2,900,000
ALASKA TOTAL			2,900,000
ARIZONA — 0.3%
AZ Maricopa County Industrial Development Authority
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 12/01/39 (06/06/13) (a)(b)	845,000	845,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/31 (06/06/13) (a)(b)	4,400,000	4,400,000
ARIZONA TOTAL			5,245,000
ARKANSAS — 0.1%
AR Development Finance Authority
	MERLOTS,
	Series 2007 C106, AMT,
	DPCE: GNMA/FNMA,
	SPA: Wells Fargo Bank N.A.
	0.430% 01/01/35 (06/05/13) (a)(b)(c)	955,000	955,000
ARKANSAS TOTAL			955,000
CALIFORNIA — 5.8%
CA Golden State Tobacco Securitization Corp.
	Enhanced Asset-Backed,
	Series 2003 B,
	Pre-refunded 06/01/13:
	5.500% 06/01/43	2,000,000	2,000,000
	5.625% 06/01/38	2,250,000	2,250,000
	Series 2003 A-1,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	3,640,000	3,640,000
	Series 2003 A-4,
	Pre-refunded 06/01/13,
	7.800% 06/01/42	2,300,000	2,300,000
CA Infrastructure & Economic Development Bank
	Prinsco, Inc.,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.130% 05/01/28 (06/06/13) (a)(b)	950,000	950,000
CA School Cash Reserve Program Authority
	Series 2013 Z,
	2.000% 10/01/13	9,520,000	9,577,104

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Statewide Communities Development Authority
	0.230% 01/08/14	12,500,000	12,500,000
	Kaiser Permanente,
	Series 2009 B-4:
	0.200% 09/12/13	6,350,000	6,350,000
	0.260% 08/06/13	15,000,000	15,000,000
CA State
	Revenue Anticipation Notes,
	Series 2012 A-2,
	2.500% 06/20/13	38,500,000	38,541,338
CALIFORNIA TOTAL			93,108,442
COLORADO — 1.7%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 01/01/17 (06/06/13) (a)(b)	1,060,000	1,060,000
CO Wells Fargo Stage Trust
	Colorado State Housing Finance Authority University Hills LLC,
	Floating Certificates,
	Series 2012 81C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.200% 10/01/54 (06/06/13) (a)(b)(c)	9,990,000	9,990,000
	Floating Certificates:
	Series 2012 102C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.270% 03/15/35 (06/06/13) (a)(b)(c)	8,740,000	8,740,000
	Series 2012 110C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.270% 11/01/37 (06/13/13) (a)(b)(c)	7,665,000	7,665,000
COLORADO TOTAL			27,455,000
CONNECTICUT — 1.3%
CT Enfield
	Series 2012,
	1.250% 08/13/13	1,000,000	1,001,895
CT Manchester
	Series 2012,
	1.250% 07/05/13	6,785,000	6,791,429
CT New Milford
	Series 2012,
	1.000% 07/25/13	13,200,000	13,215,783
CONNECTICUT TOTAL			21,009,107
DELAWARE — 1.9%
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	Insured: FHLMC,
	LIQ FAC: FHLB

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.170% 04/15/49 (06/06/13) (a)(b)	29,950,000	29,950,000
DELAWARE TOTAL			29,950,000
FLORIDA — 0.8%
FL Development Finance Corp.
	4504 30th Street West LLC,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.320% 09/01/27 (06/06/13) (a)(b)	2,800,000	2,800,000
FL Hillsborough County Industrial Development Authority
	Allied Aerofoam Real Estate,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 08/01/23 (06/06/13) (a)(b)	1,905,000	1,905,000
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Co.
	0.450% 12/01/16 (06/05/13) (a)(b)	4,250,000	4,250,000
FL Sunshine Governmental Financing Commission
	Series H,
	0.190% 10/18/13	4,800,000	4,800,000
FLORIDA TOTAL			13,755,000
GEORGIA — 2.9%
GA Atlanta Urban Residential Finance Authority
	Series 1992 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 12/01/14 (06/06/13) (a)(b)	855,000	855,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.320% 10/01/21 (06/06/13) (a)(b)	1,735,000	1,735,000
GA Gwinnett County Development Authority
	KMD Group LLC,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.300% 02/01/32 (06/05/13) (a)(b)	1,505,000	1,505,000
GA Main Street Natural Gas, Inc.
	Series 2010 A,
	SPA: Royal Bank of Canada
	0.120% 08/01/40 (06/06/13) (a)(b)	33,000,000	33,000,000
GA Municipal Gas Authority
	Gas Portfolio III,
	Series 2012 R,
	2.000% 10/01/13	3,800,000	3,821,524
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.220% 11/01/27 (06/06/13) (a)(b)	4,190,000	4,190,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.220% 09/01/19 (06/06/13) (a)(b)	1,600,000	1,600,000
GEORGIA TOTAL			46,706,524
IDAHO — 2.3%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 09/01/21 (06/06/13) (a)(b)	2,610,000	2,610,000
ID Housing & Finance Association
	Balmoral II LP,
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.180% 04/01/33 (06/03/13) (a)(b)	4,105,000	4,105,000
	Balmoral LP,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.180% 05/01/32 (06/03/13) (a)(b)	3,615,000	3,615,000
ID State
	Tax Anticipation Notes,
	Series 2012,
	2.000% 06/28/13	27,000,000	27,035,864
IDAHO TOTAL			37,365,864
ILLINOIS — 4.6%
IL Chicago
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.380% 12/01/15 (06/06/13) (a)(b)	400,000	400,000
	MERLOTS:
	Series 2007 C46, AMT,
	SPA: Wells Fargo Bank N.A.
	0.430% 12/01/38 (06/05/13) (a)(b)	1,155,000	1,155,000
	Series 2008 C38, AMT,
	SPA: Wells Fargo Bank N.A.
	0.430% 06/01/43 (06/05/13) (a)(b)(c)	1,375,000	1,375,000
	MRC Polymers, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 10/01/31 (06/06/13) (a)(b)	3,545,000	3,545,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.230% 04/01/36 (06/06/13) (a)(b)	4,085,000	4,085,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.230% 01/01/39 (06/06/13) (a)(b)	3,425,000	3,425,000
IL Des Plaines
	MMP Properties LLC,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.380% 10/01/18 (06/06/13) (a)(b)	805,000	805,000
IL Educational Facilities Authority
	0.170% 08/05/13	11,000,000	11,000,000
IL Finance Authority
	Barton Manufacturing, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.210% 11/01/18 (06/06/13) (a)(b)	1,168,000	1,168,000
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.380% 08/01/25 (06/06/13) (a)(b)	1,150,000	1,150,000
	Clingan Steel, Inc.,
	Series 2003 A, AMT,
	LOC: JPMorgan Chase Bank
	0.580% 12/01/23 (06/06/13) (a)(b)	330,000	330,000
	Concordia Place Apartments LP,
	Series 2013 A, AMT,
	LOC: Bmo Harris Bank N.A.
	0.250% 01/01/34 (06/06/13) (a)(b)	11,785,000	11,785,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.210% 05/01/18 (06/06/13) (a)(b)	995,000	995,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.280% 08/01/15 (06/06/13) (a)(b)	8,000,000	8,000,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.380% 12/01/23 (06/06/13) (a)(b)	3,135,000	3,135,000
	Knead Dough Baking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.580% 09/01/25 (06/06/13) (a)(b)	300,000	300,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	DPCE: FHLMC,
	SPA: FHLMC
	0.250% 10/01/23 (06/06/13) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.380% 12/01/18 (06/06/13) (a)(b)	1,500,000	1,500,000
	University of Chicago,
	Series 2001 B3,
	0.230% 07/01/36 (03/13/14) (b)(d)	2,800,000	2,800,000
IL Housing Development Authority
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: BMO Harris Bank N.A.
	0.250% 09/01/35 (06/06/13) (a)(b)	3,400,000	3,400,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: BMO Harris Bank N.A.

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.250% 10/01/35 (06/06/13) (a)(b)	3,330,000	3,330,000
IL State
	Unemployment Insurance Fund,
	Series 2012 A,
	2.000% 06/15/13	3,000,000	3,001,971
ILLINOIS TOTAL			75,249,971
INDIANA — 3.4%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.580% 08/01/17 (06/06/13) (a)(b)	1,500,000	1,500,000
IN Finance Authority
	Midwest Fertilizer Corp.,
	Series 2012,
	0.200% 07/01/46 (07/01/13) (b)(d)	19,575,000	19,575,000
IN RBC Municipal Products, Inc., Trust
	Indiana State Housing & Community Development Authority,
	Series 2010 E-20,
	LIQ FAC: Royal Bank of Canada
	0.130% 07/01/39 (06/06/13) (a)(b)(c)	13,500,000	13,500,000
IN Wayne Township School Building Corp./Marion County
	Series 2003 B,
	Pre-refunded 01/15/14:
	5.250% 07/15/19	2,665,000	2,749,110
	5.250% 07/15/20	2,805,000	2,893,529
	5.250% 07/15/21	1,150,000	1,186,295
	5.250% 07/15/22	5,000,000	5,157,805
	5.250% 07/15/23	8,895,000	9,175,736
INDIANA TOTAL			55,737,475
IOWA — 0.2%
IA Clinton
	Sethness Products Company.,
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.450% 12/01/22 (06/05/13) (a)(b)	2,800,000	2,800,000
IOWA TOTAL			2,800,000
KANSAS — 0.5%
KS Wyandotte County-Kansas City Unified Government
	Series 2013 I,
	0.240% 03/01/14	4,470,000	4,470,442
	Series 2013 III,

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
KANSAS — (continued)
	0.220% 03/01/14	3,965,000	3,965,000
KANSAS TOTAL			8,435,442
KENTUCKY — 1.5%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.450% 05/01/31 (06/05/13) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
	Kentucky Housing Corp.,
	Certification of Participation,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.240% 07/01/35 (06/06/13) (a)(b)	2,255,000	2,255,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.320% 06/01/26 (06/06/13) (a)(b)	2,660,000	2,660,000
KY Pendleton County
	Associate County Leasing,
	Series 1989,
	LOC: JPMorgan Chase Bank
	0.420% 08/05/13 (a)	7,000,000	7,000,000
KY Rural Water Finance Corp.
	Construction Notes,
	Series 2012 D-1,
	1.000% 10/01/13	4,500,000	4,510,206
KENTUCKY TOTAL			23,835,206
LOUISIANA — 0.9%
LA Municipal Gas Authority
	Putters,
	Series 2006-1411Q,
	LOC: JPMorgan Chase Bank
	0.110% 08/01/16 (06/03/13) (a)(b)	15,100,000	15,100,000
LOUISIANA TOTAL			15,100,000
MARYLAND — 0.2%
MD Economic Development Corp.
	Aviation Administrative Facility,
	Series 2003, AMT,
	Pre-refunded 06/01/13,
	5.500% 06/01/15	2,690,000	2,690,000
MD Health & Higher Educational Facilities Authority
	Johns Hopkins University,
	Series 2008,
	5.000% 07/01/13	1,170,000	1,174,505
MARYLAND TOTAL			3,864,505
MASSACHUSETTS — 1.0%
MA Beverly
	Series 2012,

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	1.000% 07/10/13	2,700,000	2,702,256
MA Hingham
	Series 2012,
	0.750% 06/28/13	7,830,000	7,833,203
MA Norton
	Series 2012,
	1.000% 12/13/13	5,000,000	5,019,153
MASSACHUSETTS TOTAL			15,554,612
MICHIGAN — 12.9%
MI Bank of New York Municipal Certificates Trust
	Detroit Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.300% 07/01/26 (07/01/13) (a)(b)(c)	80,981,000	80,981,000
MI Finance Authority
	State Aid Notes,
	Series 2012 B-1,
	2.000% 08/20/13	30,000,000	30,106,422
MI JPMorgan Chase Putters/Drivers Trust
	Series 2013,
	LOC: JPMorgan Chase Bank N.A.
	0.190% 10/31/13 (06/06/13) (a)(b)(c)	6,745,000	6,745,000
MI RBC Municipal Products, Inc., Trust
	Michigan Higher Ed Student Loan Authority,
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.170% 09/01/32 (06/06/13) (a)(b)	76,090,000	76,090,000
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.580% 02/01/16 (06/05/13) (a)(b)	400,000	400,000
MI Strategic Fund
	Agritek Industries, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.210% 06/01/35 (06/06/13) (a)(b)	1,650,000	1,650,000
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.330% 12/01/27 (06/06/13) (a)(b)	4,650,000	4,650,000
	Continental Carbonic Products, Inc.,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	0.230% 03/01/32 (06/06/13) (a)(b)	6,460,000	6,460,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	0.330% 02/01/20 (06/05/13) (a)(b)	950,000	950,000
MICHIGAN TOTAL			208,032,422
MINNESOTA — 1.5%
MN Chisago Lakes Independent School District No. 2144
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.250% 08/30/13	2,500,000	2,505,204
MN East Grand Forks Independent School District No. 595
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.500% 08/29/13	3,000,000	3,008,017
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.270% 11/01/20 (06/06/13) (a)(b)	1,380,000	1,380,000
MN Itasca County Independent School District No. 318
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.500% 09/27/13	6,800,000	6,825,188
MN Jenkins
	Pequot Tool & Manufacturing, Inc.,
	Series 2007, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 06/01/27 (06/06/13) (a)(b)	1,275,000	1,275,000
MN Kenyon Wanamingo Independent School District No. 2172
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.000% 09/27/13	1,085,000	1,087,167
MN Litchfield Independent School District No. 465
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.250% 09/30/13	5,000,000	5,014,835
MN Minneapolis Special School District No. 1
	Minnesota School District Credit Enhancement Program,
	Series 2011 E,
	3.000% 02/01/14	1,000,000	1,017,977
MN School District Capital Equipment Borrowing Program
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	2.000% 09/10/13	2,415,000	2,426,660
MINNESOTA TOTAL			24,540,048
MISSISSIPPI — 0.4%
MS Business Finance Corp.
	Chevron U.S.A., Inc.,
	Series 2009 G,
	GTY AGMT: Chevron Corp.
	0.060% 12/01/30 (06/03/13) (a)(b)	800,000	800,000
	Tindall Corporation,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.130% 04/01/28 (06/06/13) (a)(b)	1,340,000	1,340,000
MS Development Bank
	Jackson County Industrial Water System,
	Series 2009,
	GTY AGMT: Chevron Corp.
	0.060% 12/01/39 (06/03/13) (a)(b)	1,100,000	1,100,000
MS Home Corp.
	MERLOTS,
	Series 2007, AMT,
	GTY AGMT: GNMA, FNMA, FHLMC,
	SPA: Wells Fargo Bank N.A.
	0.330% 06/01/38 (06/05/13) (a)(b)	2,620,000	2,620,000
MISSISSIPPI TOTAL			5,860,000
MISSOURI — 1.9%
MO Development Finance Board
	The Nelson Gallery Foundation,
	Series 2008 A,
	SPA: Northern Trust Co.
	0.070% 12/01/37 (06/03/13) (a)(b)	16,300,000	16,300,000
MO Health & Educational Facilities Authority
	Bethesda Health Group, Inc.,
	Series 2009,
	LOC: U.S. Bank N.A.
	0.130% 08/01/41 (06/03/13) (a)(b)	15,000,000	15,000,000
MISSOURI TOTAL			31,300,000
MONTANA — 0.6%
MT Board of Investments
	Series 2004,
	0.220% 03/01/29 (03/01/14) (b)(d)	5,600,000	5,600,000
	Series 2013,
	0.220% 03/01/38 (03/01/14) (b)(d)	3,820,000	3,820,000
MONTANA TOTAL			9,420,000
NEBRASKA — 0.8%
NE Douglas County Hospital Authority No. 2
	Children’s Hospital & Medical Center,
	Series 2008 A,
	LOC: U.S. Bank N.A.

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (continued)
	0.130% 08/15/32 (06/03/13) (a)(b)	5,120,000	5,120,000
NE Lancaster County
	MLLC LLC,
	Garner Industries, Inc.,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/01/20 (06/06/13) (a)(b)	2,560,000	2,560,000
NE Omaha Public Power District
	Electric Revenue Notes,
	Series A,
	0.160% 06/11/13	4,700,000	4,700,000
NEBRASKA TOTAL			12,380,000
NEVADA — 0.2%
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.270% 04/01/35 (06/06/13) (a)(b)	3,000,000	3,000,000
NV Sparks
	Rix Industries,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 07/01/27 (06/06/13) (a)(b)	985,000	985,000
NEVADA TOTAL			3,985,000
NEW HAMPSHIRE — 0.8%
NH Health & Education Facilities Authority
	University System of New Hampshire:
	Series 2005 B-1,
	SPA: Wells Fargo Bank N.A.
	0.070% 07/01/33 (06/03/13) (a)(b)	8,300,000	8,300,000
	Series 2011 B,
	0.070% 07/01/33 (06/03/13) (b)(d)	5,400,000	5,400,000
NEW HAMPSHIRE TOTAL			13,700,000
NEW JERSEY — 7.3%
NJ East Brunswick
	Series 2013:
	1.000% 03/21/14	8,152,000	8,186,486
	2.000% 03/15/14	1,850,000	1,873,634
NJ Economic Development Authority
	0.250% 06/07/13	50,000,000	50,000,000
	Keystone Project,
	Series 2012,
	LOC:BNP Paribas
	0.250% 06/07/13	20,350,000	20,350,000
NJ Elmwood Park
	Series 2012,
	1.000% 08/09/13	6,300,000	6,306,640
NJ Livingston
	Series 2013:

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (continued)
	1.000% 01/15/14	3,546,000	3,561,215
	1.000% 05/22/14	5,500,000	5,538,943
NJ Middlesex County
	Series 2013,
	2.000% 01/15/14	1,660,000	1,677,675
NJ North Bergen
	Series 2013,
	1.000% 04/02/14	5,750,000	5,782,528
NJ Springfield/Union County
	Series 2012,
	1.000% 08/09/13	5,755,000	5,762,364
NJ Stafford
	Series 2013 A,
	1.000% 05/19/14	8,447,750	8,501,259
NEW JERSEY TOTAL			117,540,744
NEW MEXICO — 0.1%
NM State
	Series 2010 B,
	5.000% 07/01/13	2,000,000	2,007,690
NEW MEXICO TOTAL			2,007,690
NEW YORK — 4.7%
NY Albany County
	Series 2012,
	1.000% 08/15/13	10,966,320	10,982,745
NY Baldwinsville Central School District
	New York State Aid Intercept Program,
	Series 2012,
	1.000% 06/27/13	4,000,000	4,002,027
NY Central Islip Union Free School District
	Series 2012,
	1.000% 09/12/13	2,100,000	2,103,066
NY Housing Finance Agency
	Ann/Nassau Realty LLC,
	111 Nassau Street Housing,
	Series 2011 A,
	LOC: Landesbank Hessen-Thüringen
	0.090% 11/01/44 (06/03/13) (a)(b)	2,585,000	2,585,000
	West 60th Realty LLC,
	175 West 60th Street,
	Series 2012 A1,
	LOC: Manufacturers & Traders
	0.110% 05/01/46 (06/05/13) (a)(b)	10,100,000	10,100,000
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2011 A,
	0.230% 12/01/49 (11/01/13) (b)(d)	16,900,000	16,900,000
NY Liverpool Central School District
	Series 2012 B,

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	1.000% 10/04/13	15,740,059	15,777,091
NY Rockland County Industrial Development Agency
	Rockland Jewish Community Center,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.100% 12/01/32 (06/06/13) (a)(b)	11,195,000	11,195,000
NY Warwick Valley Central School District
	Series 2012,
	1.000% 06/28/13	3,000,000	3,001,547
NEW YORK TOTAL			76,646,476
NORTH CAROLINA — 3.3%
NC Capital Facilities Finance Agency
	Lenoir-Rhyne University,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.130% 10/01/33 (06/06/13) (a)(b)	10,645,000	10,645,000
	Methodist University,
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	0.130% 03/01/30 (06/06/13) (a)(b)	11,990,000	11,990,000
NC Clipper Tax-Exempt Certificate Trust
	North Carolina Housing Finance Agency,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.240% 07/01/36 (06/06/13) (a)(b)	1,185,000	1,185,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 07/01/21 (06/06/13) (a)(b)	1,100,000	1,100,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 10/01/19 (06/06/13) (a)(b)	1,200,000	1,200,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.280% 06/01/15 (06/06/13) (a)(b)	4,500,000	4,500,000
NC Medical Care Commission
	Wakemed Obligated Group,
	Series 2009 C,
	LOC: Wells Fargo Bank N.A.
	0.130% 10/01/26 (06/06/13) (a)(b)	10,500,000	10,500,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 01/01/28 (06/06/13) (a)(b)	4,770,000	4,770,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.220% 03/01/14 (06/06/13) (a)(b)	515,000	515,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Reuel, Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.320% 03/01/26 (06/06/13) (a)(b)	1,400,000	1,400,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.220% 03/01/27 (06/06/13) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			52,805,000
OHIO — 1.2%
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.340% 04/01/25 (06/06/13) (a)(b)	1,060,000	1,060,000
OH Franklin County
	OhioHealth Corp.,
	Series 2011 B,
	0.250% 11/15/33 (07/09/13) (b)(d)	11,060,000	11,060,000
OH Lucas County
	American Capital Properties,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.210% 10/01/18 (06/06/13) (a)(b)	1,890,000	1,890,000
OH Portage County Port Authority
	BF Properties LP,
	Delta System, Inc.,
	Series 2008, AMT,
	LOC: PNC Bank N.A.
	0.210% 02/01/29 (06/06/13) (a)(b)	5,155,000	5,155,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.210% 06/01/21 (06/06/13) (a)(b)	860,000	860,000
OHIO TOTAL			20,025,000
OREGON — 0.1%
OR State
	Antelope Acquisition LLC,
	Series 2004, AMT,
	LOC: Union Bank N.A.
	0.270% 08/01/24 (06/06/13) (a)(b)	1,200,000	1,200,000
OREGON TOTAL			1,200,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — 0.9%
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.240% 04/01/22 (06/06/13) (a)(b)	900,000	900,000
PA Housing Finance Agency
	Series 2012 114A, AMT,
	0.480% 10/01/13	4,690,000	4,690,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.210% 12/01/15 (06/06/13) (a)(b)	1,700,000	1,700,000
PA University of Pittsburgh
	Series 2012,
	2.000% 07/02/13	8,000,000	8,012,142
PENNSYLVANIA TOTAL			15,302,142
SOUTH CAROLINA — 0.4%
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.220% 05/01/16 (06/06/13) (a)(b)	1,075,000	1,075,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.210% 09/01/27 (06/06/13) (a)(b)	4,625,000	4,625,000
SOUTH CAROLINA TOTAL			5,700,000
TEXAS — 1.1%
TX Harris County Health Facilities Development Corp.
	Methodist Hospital,
	Series 2008 A2,
	0.050% 12/01/41 (06/03/13) (b)(d)	2,800,000	2,800,000
TX Port of Port Arthur Navigation District
	Total S.A.,
	Fina Oil & Chemical Co.:
	Series 1998, AMT,
	0.210% 05/01/33 (06/05/13) (b)(d)	3,300,000	3,300,000
	Series 2000 B, AMT,
	0.200% 05/01/35 (06/05/13) (b)(d)	10,000,000	10,000,000
TX University of Texas
	Series 2003 B,
	Pre-refunded 08/15/13,
	5.000% 08/15/28	1,500,000	1,514,685
TEXAS TOTAL			17,614,685
UTAH — 2.3%
UT Building Ownership Authority
	Series 2004,
	Pre-refunded 05/15/14,
	5.000% 05/15/17	1,825,000	1,907,366

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Murray
	IHC Health Services, Inc.,
	Series 2003 C,
	0.050% 05/15/36 (06/03/13) (b)(d)	5,200,000	5,200,000
UT Tooele
	Encon Utah LLC,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	0.220% 10/01/22 (06/06/13) (a)(b)	2,275,000	2,275,000
UT Weber County
	IHC Health Services, Inc.,
	Series 2000 A,
	SPA: Bank of New York
	0.070% 02/15/31 (06/03/13) (a)(b)	27,300,000	27,300,000
UTAH TOTAL			36,682,366
VIRGINIA — 1.3%
VA Deutsche Bank Spears/Lifers Trust
	Richmond VA Redevelopment & Housing Authority,
	Series 2011, AMT,
	GTY AGMT: Deutsche Bank AG
	0.320% 10/01/29 (08/15/13) (a)(b)(c)	18,030,000	18,030,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.320% 09/01/26 (06/06/13) (a)(b)	1,400,000	1,400,000
VA Henrico Economic Development Authority
	Colonial Mechanical Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 08/01/20 (06/06/13) (a)(b)	1,855,000	1,855,000
VIRGINIA TOTAL			21,285,000
WASHINGTON — 0.9%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 08/01/26 (06/06/13) (a)(b)	2,785,000	2,785,000
WA Kitsap County Industrial Development Corp.
	Cara Group LLC,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.330% 03/01/32 (06/06/13) (a)(b)	1,360,000	1,360,000
WA Pierce County Economic Development Corp.
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.330% 12/01/36 (06/06/13) (a)(b)	1,850,000	1,850,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DnB NOR Bank ASA
	0.230% 12/31/21 (06/05/13) (a)(b)	8,700,000	8,700,000
WASHINGTON TOTAL			14,695,000
WISCONSIN — 0.7%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 07/01/20 (06/07/13) (a)(b)	2,495,000	2,495,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.150% 06/01/41 (06/03/13) (a)(b)	1,585,000	1,585,000
WI Wells Fargo Stage Trust
	Floater Certificates,
	Wisconsin State,
	Series 2012 111C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.270% 05/01/33 (06/13/13) (a)(b)(c)	7,185,000	7,185,000
WISCONSIN TOTAL			11,265,000
WYOMING — 0.5%
WY Sweetwater County
	PacifiCorp,
	Series 1995, AMT,
	LOC: Bank of Nova Scotia
	0.090% 11/01/25 (06/03/13) (a)(b)	8,100,000	8,100,000
WYOMING TOTAL			8,100,000

	Total Municipal Bonds (cost of $1,189,113,721)		1,189,113,721

Closed-End Investment Companies — 17.7%
CALIFORNIA — 1.5%
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.200% 08/01/40 (06/06/13) (a)(b)(c)	24,100,000	24,100,000
CALIFORNIA TOTAL			24,100,000
OTHER — 16.2%
Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.220% 12/01/40 (06/06/13) (a)(b)(c)	2,000,000	2,000,000
Nuveen Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.220% 12/01/40 (06/06/13) (a)(b)(c)	100,000,000	100,000,000

17

	Par ($)	Value ($)
Closed-End Investment Companies — (continued)
OTHER — (CONTINUED)
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank
0.190% 03/01/40 (06/06/13) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank
0.190% 12/01/40 (06/06/13) (a)(b)(c)	82,800,000	82,800,000
OTHER TOTAL		262,000,000

Total Closed-End Investment Companies (cost of $286,100,000)		286,100,000
Short-Term Obligations — 8.6%
Variable Rate Demand Notes — 8.6%
FHLMC Multi-Family VRD Certificates
0.180% 11/15/34 (06/06/13) (b)(d)	9,956,856	9,956,856
0.180% 02/15/35 (06/06/13) (b)(c)(d)	9,661,874	9,661,874
0.180% 08/15/45 (06/06/13) (b)(d)	82,317,438	82,317,438
0.180% 01/15/47 (06/06/13) (b)(d)	37,510,697	37,510,697
VARIABLE RATE DEMAND NOTES TOTAL		139,446,865

Total Short-Term Obligations (cost of $139,446,865)		139,446,865

Total Investments — 99.8% (cost of $1,614,660,586)(e)		1,614,660,586

Other Assets & Liabilities, Net — 0.2%		3,756,420

Net Assets — 100.0%		1,618,417,006

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the  conditions in such rule being met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

18

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$1,189,113,721	$—	$1,189,113,721
Total Closed-End Investment Companies	—	286,100,000	—	286,100,000
Total Short-Term Obligations	—	139,446,865	—	139,446,865
Total Investments	$—	$1,614,660,586	$—	$1,614,660,586

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities, which are not illiquid, amounted to $450,927,874 or 27.9% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(e)	Cost for federal income tax purposes is $1,614,660,586.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
Putters	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

19

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 90.3%
NEW JERSEY — 2.8%
NJ Economic Development Authority
	Keystone Project,
	Series 2012,
	LOC:BNP Paribas
	0.250% 06/07/13	9,000,000	9,000,000
NEW JERSEY TOTAL			9,000,000
NEW YORK — 83.3%
NY Albany County
	Series 2012 D,
	1.000% 08/15/13	1,147,000	1,148,411
NY Albany Industrial Development Agency
	Albany College of Pharmacy,
	Series 2004 B,
	LOC: TD Bank N.A.
	0.140% 12/01/34 (06/06/13) (a)(b)	6,840,000	6,840,000
	Albany Medical Center Hospital,
	Series 2006 A,
	LOC: RBS Citizens N.A.
	0.190% 05/01/35 (06/06/13) (a)(b)	4,410,000	4,410,000
	Teresian House Nursing Home,
	Series 2007 A,
	LOC: RBS Citizens N.A.
	0.180% 07/01/16 (06/06/13) (a)(b)	2,075,000	2,075,000
NY Amherst Development Corp.
	Asbury Pointe, Inc.,
	Series 2011 A,
	LOC: M&T Bank
	0.140% 02/01/35 (06/06/13) (a)(b)	3,855,000	3,855,000
NY Amherst
	Series 2012 A,
	1.000% 07/18/13	4,000,000	4,003,590
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.290% 02/15/36 (08/15/13) (a)(b)	16,730,000	16,730,000
NY Central Islip Union Free School District
	Series 2012,
	1.000% 09/12/13	5,000,000	5,007,300
	Series 2013,
	2.000% 07/15/13	600,000	601,222
NY Cheektowaga Central School District
	Series 2012 A,
	1.000% 10/17/13	5,965,000	5,976,885
NY Clipper Tax-Exempt Certificate Trust
	New York Dormitory Authority,
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.150% 11/15/26 (06/06/13) (a)(b)	15,125,000	15,125,000
NY Dormitory Authority
	Catholic Health System,
	Series 2008,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	LOC: HSBC Bank USA N.A.
	0.130% 07/01/34 (06/06/13) (a)(b)	7,345,000	7,345,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.120% 07/01/34 (06/06/13) (a)(b)	5,990,000	5,990,000
	Series 2006 C,
	5.000% 12/15/13	1,000,000	1,025,529
NY Dutchess County Industrial Development Agency
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.130% 10/01/32 (06/06/13) (a)(b)	2,540,000	2,540,000
NY Eclipse Funding Trust
	Metropolitan Transportation Authority,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.120% 11/15/13 (06/06/13) (a)(b)	2,500,000	2,500,000
NY Greece Central School District
	Series 2004,
	Economically Defeased to Call Date 06/15/13
	5.000% 06/15/23	1,865,000	1,887,051
NY Greene County
	Series 2013,
	1.000% 03/28/14	10,000,000	10,051,534
NY Housing Finance Agency
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.160% 11/01/38 (06/05/13) (a)(b)	4,750,000	4,750,000
	Midtown West B LLC,
	505 West 37th St.,
	Series 2008 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.180% 05/01/42 (06/05/13) (a)(b)	12,355,000	12,355,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.180% 05/01/42 (06/05/13) (a)(b)	6,800,000	6,800,000
NY JPMorgan Chase Putters/Drivers Trust
	New York State Thruway Authority,
	Series 2009 3600Z,
	LIQ FAC: JPMorgan Chase Bank
	0.240% 01/01/16 (06/06/13) (a)(b)(c)	9,245,000	9,245,000
	New York, NY,
	Series 2012 4237,
	LIQ FAC: Deutsche Bank A.G.
	0.140% 04/01/20 (06/06/13) (a)(b)(c)	3,535,000	3,535,000
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2011 A,
	0.230% 12/01/49 (11/01/13) (b)(d)	5,000,000	5,000,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.130% 07/01/19 (06/06/13) (a)(b)	1,647,000	1,647,000
NY Lockport City School District
	Series 2012,
	2.000% 08/01/13	1,214,287	1,217,482
NY Longwood Central School District Suffolk County
	Series 2013,
	1.000% 12/19/13	1,500,000	1,505,169
NY Monroe County Industrial Development Agency
	Nazareth College of Rochester,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.140% 04/01/38 (06/05/13) (a)(b)	1,850,000	1,850,000
	St. Ann’s Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.170% 07/01/30 (06/05/13) (a)(b)	6,825,000	6,825,000
NY Mortgage Agency
	Series 2007, AMT,
	SPA: JPMorgan Chase Bank
	0.100% 10/01/37 (06/03/13) (a)(b)	4,625,000	4,625,000
	Series 2008-1,
	SPA: Wells Fargo Bank N.A.
	0.120% 10/01/38 (06/05/13) (a)(b)	7,000,000	7,000,000
NY Nassau Health Care Corp.
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.170% 08/01/29 (07/07/13) (a)(b)	5,365,000	5,365,000
NY New York City Housing Development Corp.
	Atlantic Yards B2 Owner,
	Dean Street Development,
	Series 2012 A,
	LOC: Bank of New York
	0.100% 01/01/47 (06/05/13) (a)(b)	10,000,000	10,000,000
	RBNB 20 Owner LLC,
	Series 2006 A,
	LOC: Landesbank Hessen-Thüringen
	0.150% 06/01/39 (06/05/13) (a)(b)	1,300,000	1,300,000
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.150% 12/01/36 (06/05/13) (a)(b)	6,100,000	6,100,000
NY New York City Industrial Development Agency
	Grace Church School,
	Series 2006,
	LOC: M&T Bank
	0.180% 06/01/36 (06/06/13) (a)(b)	5,580,000	5,580,000
	The Hewitt School,
	Series 2002,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	LOC: TD Bank N.A.
	0.190% 12/01/34 (06/06/13) (a)(b)	3,660,000	3,660,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2002 1,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.150% 11/01/22 (06/05/13) (a)(b)	1,795,000	1,795,000
	Series 2004 C,
	Pre-refunded 02/01/14,
	5.000% 02/01/28	4,725,000	4,874,674
NY New York City
	Series 1995 F-4,
	LOC: Landesbank Hessen-Thüringen
	0.150% 02/15/20 (06/05/13) (a)(b)	2,000,000	2,000,000
	Series 2006 I-4,
	LOC: Bank of New York
	0.140% 04/01/36 (06/05/13) (a)(b)	4,100,000	4,100,000
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 06/01/29 (06/06/13) (a)(b)	5,000,000	5,000,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.140% 12/01/30 (06/06/13) (a)(b)	3,500,000	3,500,000
NY Riverhead Industrial Development Agency
	Series 2007,
	LOC: M&T Bank
	0.150% 07/01/32 (06/06/13) (a)(b)	10,005,000	10,005,000
NY Rochester
	Series 2012 I,
	1.000% 08/15/13	5,128,000	5,134,933
	Series 2012,
	1.000% 08/14/13	8,672,000	8,684,253
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.130% 12/01/32 (06/06/13) (a)(b)	11,055,000	11,055,000
NY Syracuse Industrial Development Agency
	Crouse Health Hospital,
	Series 2007 B,
	LOC: HSBC Bank USA N.A.
	0.140% 01/01/23 (06/05/13) (a)(b)	1,215,000	1,215,000
NY Triborough Bridge & Tunnel Authority
	Series 2003 B-1,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Insured: Government of Authority,
	LOC: California Public Employees Retirement System
	0.110% 01/01/33 (06/05/13) (a)(b)	9,330,000	9,330,000
NY Warwick Valley Central School District
	Series 2012,
	1.000% 06/28/13	4,000,000	4,002,063
NY Westchester County Industrial Development Agency
	Community Housing Innovations,
	Series 2001,
	LOC: M&T Bank
	0.250% 08/01/26 (06/06/13) (a)(b)	2,530,000	2,530,000
NEW YORK TOTAL			268,697,096
PUERTO RICO — 4.2%
PR Commonwealth of Puerto Rico RIB Floater Trust
	Series 2013 8WE,
	LOC: Barclays Bank PLC
	0.170% 09/30/14 (06/06/13) (a)(b)(c)	13,400,000	13,400,000
PUERTO RICO TOTAL			13,400,000
Total Municipal Bonds (cost of $291,097,096)			291,097,096
Closed-End Investment Companies — 9.6%
NEW YORK — 9.6%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.:
	0.200% 08/01/40 (06/06/13)(a)(b)(c)	16,800,000	16,800,000
	0.200% 12/01/40 (06/06/13) (a)(b)(c)	2,000,000	2,000,000
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.230% 03/01/40 (06/06/13) (a)(b)(c)	12,200,000	12,200,000
NEW YORK TOTAL			31,000,000

	Total Closed-End Investment Companies (cost of $31,000,000)		31,000,000

	Total Investments — 99.9% (cost of $322,097,096)(e)		322,097,096

	Other Assets & Liabilities, Net — 0.1%		409,419

	Net Assets — 100.0%		322,506,515

5

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$291,097,096	$—	$291,097,096
Total Closed-End Investment Companies	—	31,000,000	—	31,000,000
Total Investments	$—	$322,097,096	$—	$322,097,096

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities, which are not illiquid, amounted to $57,180,000 or 17.7% of net assets for the Fund.

6

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(e)	Cost for federal income tax purposes is $322,097,096.

Acronym	Name
AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
May 31, 2013 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 98.6%
ALABAMA — 0.1%
AL Special Care Facilities Financing Authority
	Altapointe Health Systems,
	Mental Health Center, Inc.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.280% 07/01/21 (06/07/13) (a)(b)	2,150,000	2,150,000
AL State
	Capital Improvement,
	Series 2010 D,
	4.000% 06/01/13	2,005,000	2,005,000
ALABAMA TOTAL			4,155,000
ALASKA — 1.4%
AK Anchorage
	Tax Anticipation Notes,
	Series 2013,
	2.000% 09/17/13	40,000,000	40,216,919
AK Borough of North Slope
	Series 2012 A,
	1.000% 06/30/13	7,700,000	7,704,709
AK Municipality of Anchorage
	0.230% 06/05/13	5,500,000	5,500,000
ALASKA TOTAL			53,421,628
ARIZONA — 0.5%
AZ Deutsche Bank Spears/Lifers Trust
	Dignity Health Obligated Group,
	Series 2012-1082,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.170% 03/01/29 (06/06/13) (a)(b)(c)	12,245,000	12,245,000
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.180% 10/01/30 (06/06/13) (a)(b)	6,415,000	6,415,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.280% 12/01/21 (06/06/13) (a)(b)	1,495,000	1,495,000
ARIZONA TOTAL			20,155,000
ARKANSAS — 0.2%
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Tokyo-Mitsubishi UFJ

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARKANSAS — (continued)
	0.180% 10/01/40 (06/06/13) (a)(b)	8,000,000	8,000,000
ARKANSAS TOTAL			8,000,000
CALIFORNIA — 11.5%
CA Deutsche Bank Spears/Lifers Trust
	California State Health Facility - Dignity Health,
	Series 2012-1083,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.180% 03/01/28 (06/06/13) (a)(b)(c)	13,000,000	13,000,000
	Golden State Tobacco Securitization Corp.,
	Series 2012-1103,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.170% 06/01/35 (06/06/13) (a)(b)(c)	10,740,000	10,740,000
	Imperial California Community College,
	Series 2007-444,
	Insured: FGIC,
	GTY AGMT: Deutsche Bank AG:
	LIQ FAC: Deutsche Bank AG
	0.220% 08/01/32 (06/06/13) (a)(b)	3,595,000	3,595,000
	Los Angeles County Housing Authority,
	Series 2011-1008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.190% 10/01/31 (06/06/13) (a)(b)(c)	18,595,000	18,595,000
CA East Bay Municipal Utility District
	Series 2009 A1,
	0.120% 06/01/26 (06/06/13) (b)(d)	8,000,000	8,000,000
CA Golden State Tobacco Securitization Corp.
	Enhanced Asset-Backed,
	Series 2003 B,
	Pre-refunded 06/01/13,
	Escrowed in U.S. Treasuries:
	5.500% 06/01/43	5,160,000	5,160,000
	5.625% 06/01/38	6,780,000	6,780,000
	5.000% 06/01/43	1,085,000	1,085,000
CA Health Facilities Financing Authority
	Stanford Hospital,
	Series 2010-3193,
	LIQ FAC: Deutsche Bank AG
	0.130% 11/15/36 (06/06/13) (a)(b)(c)	6,000,000	6,000,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.110% 10/01/37 (06/06/13) (b)(d)	30,000,000	30,000,000
	Series 2011 A-2,
	0.120% 10/01/37 (06/06/13) (b)(d)	10,000,000	10,000,000
CA JPMorgan Chase Putters/Drivers Trust
	Series 2013
	LIQ FAC: JPMorgan Chase & Co.
	0.170% 11/28/13 (06/06/13) (a)(b)(c)	60,000,000	60,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Los Angeles County
	0.200% 07/10/13	17,675,000	17,675,000
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.120% 07/01/36 (06/06/13) (b)(d)	17,500,000	17,500,000
	Series 2011 A-3,
	0.120% 07/01/36 (06/06/13) (b)(d)	17,500,000	17,500,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.120% 09/01/35 (06/03/13) (a)(b)	6,940,000	6,940,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.160% 10/01/13 (06/06/13) (a)(b)(c)	29,000,000	29,000,000
	Los Angeles County,
	Series 2011 E-24,
	LOC: Royal Bank of Canada
	0.160% 07/01/31 (06/06/13) (a)(b)(c)	10,000,000	10,000,000
CA San Diego County School Districts
	Tax & Revenue Anticipation Notes,
	Series 2012 A,
	Insured: Government of Participants
	2.000% 06/28/13	20,000,000	20,027,015
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.120% 04/01/39 (06/06/13) (a)(b)	1,700,000	1,700,000
CA School Cash Reserve Program Authority
	Series 2013 Z,
	2.000% 10/01/13	20,480,000	20,602,846
CA Statewide Communities Development Authority
	0.210% 11/01/13	25,000,000	25,000,000
	0.220% 12/10/13	16,000,000	16,000,000
	Kaiser Permanente,
	Series 2009 B-4:
	0.200% 09/12/13	13,650,000	13,650,000
	0.260% 08/06/13	15,000,000	15,000,000
CA State
	Revenue Anticipation Notes,
	Series 2012 A-2,
	2.500% 06/20/13	73,000,000	73,078,381
CALIFORNIA TOTAL			456,628,242
COLORADO — 2.5%
CO Clipper Tax-Exempt Certificate Trust
	Series 2012 5A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	LIQ FAC: State Street Bank & Trust Co.
	0.120% 11/15/30 (06/06/13) (a)(b)(c)	9,810,000	9,810,000
CO Educational & Cultural Facilities Authority
	Daughters of Israel, Inc.,
	National Jewish Federation,
	Series 2006 B-4,
	LOC: TD Bank N.A.:
	0.080% 12/01/35 (06/03/13) (a)(b)	7,460,000	7,460,000
	JFMC Facilities Corp.,
	Series 2009 C-7,
	LOC: U.S. Bank N.A.
	0.080% 03/01/39 (06/03/13) (a)(b)	14,195,000	14,195,000
	Naropa University,
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.230% 11/01/24 (06/06/13) (a)(b)	3,155,000	3,155,000
	National Jewish Federation:
	Series 2007 C-4,
	LOC: U.S. Bank N.A.
	0.080% 06/01/37 (06/03/13) (a)(b)	9,300,000	9,300,000
	Series 2011 F2,
	LOC: Northern Trust Co.
	0.080% 07/01/41 (06/03/13) (a)(b)	4,660,000	4,660,000
CO Health Facilities Authority
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.130% 11/01/28 (06/06/13) (a)(b)	3,800,000	3,800,000
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.230% 06/01/28 (06/06/13) (a)(b)	1,395,000	1,395,000
CO Wells Fargo Stage Trust
	Floating Certificates:
	Series 2012 102C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.270% 03/15/35 (06/06/13) (a)(b)(c)	16,500,000	16,500,000
	Series 2012 110C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.270% 11/01/37 (06/13/13) (a)(b)(c)	17,125,000	17,125,000
	Series 2012 84C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.200% 11/15/43 (06/06/13) (a)(b)(c)	11,420,000	11,420,000
COLORADO TOTAL			98,820,000
CONNECTICUT — 1.7%
CT Clinton
	Series 2013,
	1.250% 02/11/14	4,000,000	4,028,134
CT Connecticut Innovations, Inc.
	ISO New England, Inc.,
	Series 2012,
	LOC: TD Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.100% 12/01/39 (06/06/13) (a)(b)	7,300,000	7,300,000
CT Easton
	Series 2012,
	1.000% 07/03/13	4,000,000	4,002,819
CT Health & Educational Facilities Authority
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.120% 07/01/34 (06/06/13) (a)(b)	1,300,000	1,300,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.180% 07/01/30 (06/05/13) (a)(b)	1,200,000	1,200,000
	Westover School,
	Series 2007 B,
	LOC: TD Bank N.A.
	0.120% 07/01/30 (06/06/13) (a)(b)	1,700,000	1,700,000
CT Manchester
	Series 2012,
	1.250% 07/05/13	11,108,000	11,118,525
CT New Milford
	Series 2012,
	1.000% 07/25/13	21,340,000	21,365,517
CT North Branford
	Series 2012,
	1.000% 11/06/13	5,122,000	5,138,586
CT State
	Series 2005,
	LIQ FAC: JPMorgan Chase Bank
	0.140% 11/15/13 (06/06/13) (a)(b)	1,095,000	1,095,000
CT Waterford
	Series 2013,
	0.750% 03/17/14	10,000,000	10,045,017
CONNECTICUT TOTAL			68,293,598
DELAWARE — 1.2%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust
	0.210% 04/10/22 (06/06/13) (a)(b)(c)	21,645,000	21,645,000
	Series 2008-1033,
	LOC: Branch Banking & Trust
	0.210% 06/01/24 (06/06/13) (a)(b)	7,065,000	7,065,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.130% 08/01/31 (06/06/13) (a)(b)	16,950,000	16,950,000
DELAWARE TOTAL			45,660,000
DISTRICT OF COLUMBIA — 0.1%
DC Revenue
	MedStar Health, Inc.,
	Series 1998 1-A,
	LOC: Wells Fargo Bank N.A.
	0.080% 08/15/38 (06/03/13) (a)(b)	2,500,000	2,500,000
DISTRICT OF COLUMBIA TOTAL			2,500,000
FLORIDA — 2.8%
FL Broward County Health Facilities Authority
	Henderson Mental Health Center,
	Series 2004,
	LOC: Northern Trust Co.
	0.170% 07/01/29 (06/05/13) (a)(b)	1,200,000	1,200,000
FL Clipper Tax-Exempt Certificate Trust
	Florida State Department of Transportation,
	Series 2012-2AX,
	LIQ FAC: State Street Bank & Trust Co.
	0.120% 07/01/22 (06/06/13) (a)(b)(c)	6,855,000	6,855,000
FL Deutsche Bank Spears/Lifers Trust
	Palm Coast Florida Utility System Revenue,
	Series 2008-579,
	GTY AGMT: Deutsche Bank AG
	0.130% 10/01/24 (06/06/13) (a)(b)	4,435,000	4,435,000
FL Eclipse Funding Trust
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.120% 05/01/32 (06/06/13) (a)(b)(c)	4,480,000	4,480,000
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.150% 09/01/20 (06/06/13) (a)(b)	3,230,000	3,230,000
FL Jacksonville
	Crowley Liner Services,
	Series 1983,
	LOC: Den Norske Bank
	0.280% 02/01/14 (06/01/13) (a)(b)	3,600,000	3,600,000
FL JPMorgan Chase Putters/Drivers Trust
	St. Johns County FL Sales Tax Revenue,
	Series 2012-4134,
	Insured: BHAC,
	LIQ FAC: JPMorgan Chase Bank
	0.150% 10/01/15 (06/06/13) (a)(b)(c)	13,015,000	13,015,000
FL Miami-Dade County Educational Facilities Authority
	University of Miami,
	Floaters,
	Series 2008-2710,

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	GTY AGMT: Wells Fargo Co.
	LIQ FAC: Wells Fargo Co.
	0.150% 04/01/38 (06/06/13) (a)(b)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.170% 04/01/32 (06/05/13) (a)(b)	5,695,000	5,695,000
FL Orlando-Orange County Expressway Authority
	Series 2008 B-1,
	LOC: Bank of Montreal
	0.110% 07/01/40 (06/06/13) (a)(b)	21,025,000	21,025,000
FL Palm Beach County
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.170% 05/01/31 (06/05/13) (a)(b)	9,550,000	9,550,000
FL Sunshine Governmental Financing Commission
	Series H,
	LIQ FAC: JPMorgan Chase Bank
	0.170% 07/17/13	12,000,000	12,000,000
	0.190% 10/18/13	10,200,000	10,200,000
FLORIDA TOTAL			110,105,000
GEORGIA — 3.1%
GA Atlanta Metropolitan Rapid Transit
	0.160% 06/06/13	12,500,000	12,500,000
GA BB&T Municipal Trust
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.210% 09/01/23 (06/06/13) (a)(b)(c)	16,250,000	16,250,000
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.120% 03/01/18 (06/06/13) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.150% 12/01/30 (06/06/13) (a)(b)	3,190,000	3,190,000
GA Main Street Natural Gas, Inc.
	Series 2010 A,
	SPA: Royal Bank of Canada
	0.120% 08/01/40 (06/06/13) (a)(b)	51,720,000	51,720,000
GA Municipal Gas Authority
	Gas Portfolio III,
	Series 2012 R,
	2.000% 10/01/13	7,000,000	7,039,649

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA State
	Series 2012 A,
	3.000% 07/01/13	16,195,000	16,232,318
GA Thomasville Hospital Authority
	John D. Archbold Memorial Hospital,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.150% 11/01/23 (06/06/13) (a)(b)	6,295,000	6,295,000
GEORGIA TOTAL			123,221,967
IDAHO — 1.1%
ID State
	Tax Anticipation Notes,
	Series 2012,
	2.000% 06/28/13	43,000,000	43,057,117
IDAHO TOTAL			43,057,117
ILLINOIS — 6.2%
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.230% 03/01/17 (06/06/13) (a)(b)	830,000	830,000
IL Clipper Tax-Exempt Certificate Trust
	Series 2013-2A,
	LIQ FAC: State Street Bank & Trust Co.
	0.120% 11/15/25 (06/06/13) (a)(b)(c)	7,500,000	7,500,000
IL Deutsche Bank Spears/Lifers Trust
	Chicago Illinois - City Colleges,
	Series 2007-346,
	GTY AGMT: Deutsche Bank AG
	0.170% 01/01/26 (06/06/13) (a)(b)	7,580,000	7,580,000
	Chicago Illinois Board of Education:
	Series 2007-306,
	GTY AGMT: Deutsche Bank AG
	0.190% 12/01/25 (06/06/13) (a)(b)	5,285,000	5,285,000
	Series 2007-443,
	GTY AGMT: Deutsche Bank AG
	0.130% 12/01/31 (06/06/13) (a)(b)	8,420,000	8,420,000
	Kane, Cook & Du Page Counties School District No. 46,
	Series 2007-425,
	GTY AGMT: Deutsche Bank AG
	0.180% 01/01/23 (06/06/13) (a)(b)	11,525,000	11,525,000
	McHenry County Community Unit School District No. 200 Woodstock,
	Series 2007-420,
	GTY AGMT: Deutsche Bank AG
	0.180% 01/15/26 (06/06/13) (a)(b)	27,065,000	27,065,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.180% 04/01/21 (06/06/13) (a)(b)	4,000,000	4,000,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.150% 08/01/26 (06/07/13) (a)(b)	18,017,000	18,017,000
IL Educational Facilities Authority
	Series 95,
	LOC: Northern Trust Co.
	0.170% 08/05/13	27,150,000	27,150,000
IL Finance Authority
	Advocate Healthcare Network,
	Series 2003 C
	0.210% 11/15/22 (04/25/14) (b)(d)	7,465,000	7,465,000
	Elmhurst College:
	Series 2003,
	LOC: BMO Harris N.A.
	0.120% 03/01/33 (06/06/13) (a)(b)	9,450,000	9,450,000
	Series 2007,
	LOC: BMO Harris N.A.
	0.120% 02/01/42 (06/06/13) (a)(b)	12,500,000	12,500,000
	Francis W. Parker School,
	Series 1999,
	LOC: BMO Harris N.A.,
	LOC: Northern Trust Co.:
	0.130% 04/01/29 (06/05/13) (a)(b)	4,100,000	4,100,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: BMO Harris N.A.
	0.140% 12/01/39 (06/06/13) (a)(b)	21,940,000	21,940,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Co.
	0.140% 12/01/24 (06/05/13) (a)(b)	6,000,000	6,000,000
	Lake Forest Country Day School,
	Series 2005,
	LOC: Northern Trust Co.
	0.140% 07/01/35 (06/05/13) (a)(b)	3,250,000	3,250,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Co.
	0.170% 08/01/33 (06/05/13) (a)(b)	6,100,000	6,100,000
	National-Louis University,
	Series 1999 B,
	LOC: JPMorgan Chase Bank
	0.140% 06/01/29 (06/06/13) (a)(b)	400,000	400,000
	Search Development Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.170% 12/01/37 (06/06/13) (a)(b)	10,270,000	10,270,000
	Steppenwolf Theatre Co.,
	Series 2013,
	LOC: Northern Trust Co.
	0.120% 03/01/43 (06/06/13) (a)(b)	5,675,000	5,675,000
	University of Chicago,
	Series 2001 B3,
	0.230% 07/01/36 (03/13/14) (b)(d)	7,200,000	7,200,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	Credit Support: FHLMC,
	SPA: FHLMC
	0.190% 08/01/38 (06/06/13) (a)(b)	7,145,000	7,145,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL State
	Unemployment Insurance Fund,
	Series 2012 A,
	2.000% 06/15/13	5,000,000	5,003,285
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008,
	LOC: Northern Trust Co.
	0.170% 06/01/38 (06/05/13) (a)(b)	22,640,000	22,640,000
ILLINOIS TOTAL			246,510,285
INDIANA — 5.8%
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.230% 06/01/21 (06/06/13) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
	Decatur Township Indiana Multi-School Building Corp.,
	Series 2008-683,
	GTY AGMT: Deutsche Bank AG
	0.130% 01/15/20 (06/06/13) (a)(b)	8,230,000	8,230,000
	Dyer Indiana Redevelopment Authority,
	Series 2008-573,
	GTY AGMT: Deutsche Bank AG
	0.220% 07/15/18 (06/06/13) (a)(b)	7,085,000	7,085,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.150% 01/01/27 (06/06/13) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.280% 07/01/17 (06/06/13) (a)(b)	970,000	970,000
IN Finance Authority
	0.150% 06/06/13	54,500,000	54,500,000
	ArcelorMittal,
	Ispat Inland, Inc.,
	Series 2005,
	LOC: Rabobank Cooperative:
	0.140% 06/01/35 (06/05/13) (a)(b)	25,480,000	25,480,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.180% 12/01/36 (06/06/13) (a)(b)	8,400,000	8,400,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.150% 11/01/27 (06/06/13) (a)(b)	4,430,000	4,430,000
	Midwest Fertilizer Corp.,
	Series 2012,
	Escrowed in U.S. Treasuries,
	0.200% 07/01/46 (07/01/13) (b)(d)	39,425,000	39,425,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Health Facility Finance Authority
	Anthony Wayne Rehabilitation Center,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.230% 02/01/31 (06/06/13) (a)(b)	2,180,000	2,180,000
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.130% 11/01/32 (06/06/13) (a)(b)	21,820,000	21,820,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.230% 04/01/20 (06/06/13) (a)(b)	1,590,000	1,590,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.120% 11/01/21 (06/06/13) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.170% 06/01/29 (06/06/13) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc., Trust
	Indiana State Housing & Community Development Authority,
	Series 2010 E-20,
	LIQ FAC: Royal Bank of Canada
	0.130% 07/01/39 (06/06/13) (a)(b)(c)	10,100,000	10,100,000
	Indiana University,
	Series 2011 E-23,
	LOC: Royal Bank of Canada
	0.120% 03/01/36 (06/06/13) (a)(b)(c)	8,925,000	8,925,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.150% 08/01/20 (06/06/13) (a)(b)	10,110,000	10,110,000
IN Wayne Township School Building Corp./Marion County
	Series 2003 B,
	Pre-refunded 01/15/14:
	5.250% 07/15/17	2,400,000	2,475,747
	5.250% 07/15/16	2,280,000	2,351,959
INDIANA TOTAL			231,902,706
IOWA — 0.0%
IA Woodbury County
	June E. Nylan Cancer Center,
	Siouxland Regional Cancer Center,
	Series 1998 A,
	LOC: Wells Fargo Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
	0.230% 12/01/14 (06/06/13) (a)(b)	930,000	930,000
IOWA TOTAL			930,000
KANSAS — 0.5%
KS Wyandotte County-Kansas City Unified Government
	Series 2013 I,
	0.240% 03/01/14	9,575,000	9,575,947
	Series 2013 III,
	0.220% 03/01/14	9,310,000	9,310,000
KANSAS TOTAL			18,885,947
KENTUCKY — 0.6%
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.130% 06/01/34 (06/07/13) (a)(b)	3,280,000	3,280,000
KY Pendleton County
	Associate County Leasing,
	Series 1989,
	LOC: JPMorgan Chase Bank
	0.420% 08/05/13 (a)	13,000,000	13,000,000
KY Rural Water Finance Corp.
	Construction Notes,
	Series 2012 D-1,
	1.000% 10/01/13	7,500,000	7,517,010
KENTUCKY TOTAL			23,797,010
LOUISIANA — 3.5%
LA Lake Charles Harbor & Terminal District
	Lake Charles Clean Energy LLC,
	Series 2012,
	Escrowed in U.S. Treasuries,
	0.190% 12/01/42 (07/01/13) (b)(d)	60,000,000	60,000,000
LA Municipal Gas Authority
	Putters,
	Series 2006-1411Q,
	LOC: JPMorgan Chase Bank
	0.110% 08/01/16 (06/03/13) (a)(b)	69,520,000	69,520,000
LA St. James Parrish
	Nustar Logistics LP,
	Series 2011,
	LOC: Wells Fargo Bank N.A.
	0.160% 08/01/41 (06/05/13) (a)(b)	10,000,000	10,000,000
LOUISIANA TOTAL			139,520,000
MAINE — 0.3%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
MAINE — (continued)
	0.120% 07/01/37 (06/06/13) (a)(b)	9,855,000	9,855,000
MAINE TOTAL			9,855,000
MARYLAND — 0.7%
MD Baltimore County Economic Development Authority
	Blue Circle, Inc.,
	Series 1992,
	LOC: BNP Paribas
	0.550% 12/01/17 (06/05/13) (a)(b)	4,400,000	4,400,000
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.150% 07/01/24 (06/06/13) (a)(b)	2,760,000	2,760,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.150% 10/01/33 (06/06/13) (a)(b)	3,965,000	3,965,000
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.
	0.120% 07/01/34 (06/06/13) (a)(b)	13,710,000	13,710,000
MD State
	Capital Improvement,
	State & Local Facilities,
	Series 2002 A,
	5.500% 08/01/13	2,210,000	2,229,506
MARYLAND TOTAL			27,064,506
MASSACHUSETTS — 2.0%
MA Beverly
	Series 2012,
	1.000% 07/10/13	5,300,000	5,304,428
MA Concord & Carlisle Regional School District
	Series 2012,
	0.750% 06/20/13	9,000,000	9,002,629
MA Fairhaven
	Series 2012,
	1.000% 11/01/13	3,500,000	3,510,828
MA Hingham
	Series 2012,
	0.750% 06/28/13	12,500,000	12,505,113
MA Lexington
	Series 2013,
	4.500% 02/15/14	3,945,000	4,064,850
MA Newton
	Series 2013,
	2.000% 02/15/14	1,080,000	1,093,527

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA North Attleborough
	Series 2013,
	1.000% 05/22/14	3,062,256	3,084,028
MA Plymouth
	Series 2013,
	3.000% 05/01/14	1,544,000	1,583,060
MA University of Massachusetts Building Authority
	Series 2011 1,
	SPA: Wells Fargo Bank N.A.
	0.110% 11/01/34 (b)	29,250,000	29,250,000
MA Water Resources Authority
	Series 2004 D,
	Pre-refunded 08/01/13,
	4.750% 08/01/27	3,425,000	3,450,699
MA Weston
	Series 2013,
	1.000% 02/03/14	6,825,000	6,861,445
MASSACHUSETTS TOTAL			79,710,607
MICHIGAN — 5.1%
MI Bank of New York Municipal Certificates Trust
	Detroit Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.300% 07/01/26 (07/01/13) (a)(b)(c)	18,374,500	18,374,500
MI Deutsche Bank Spears/Lifers Trust
	Grand Rapids & Kent County Joint Building Authority,
	Devos Place Project,
	Series 2007-302,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.170% 12/01/31 (06/06/13) (a)(b)	2,655,000	2,655,000
MI Finance Authority
	State Aid Notes,
	Series 2012 B-1,
	2.000% 08/20/13	5,000,000	5,018,126
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: PNC Bank N.A.
	0.130% 08/01/31 (06/06/13) (a)(b)	20,290,000	20,290,000
MI JPMorgan Chase Putters/Drivers Trust
	Series 2013,
	LOC: JPMorgan Chase Bank N.A.
	0.190% 10/31/13 (06/06/13) (a)(b)(c)	17,000,000	17,000,000
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.110% 05/01/35 (06/03/13) (a)(b)	37,095,000	37,095,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Macomb County Hospital Finance Authority
	Mount Clemens Regional Medical Center,
	Mount Clemens General Hospital,
	Series 2003 B,
	Pre-refunded 11/15/13,
	5.875% 11/15/34	8,475,000	8,695,001
MI St. Joseph Hospital Finance Authority
	Lakeland Hospitals at Niles:
	Series 2002,
	SPA: JPMorgan Chase Bank
	0.140% 01/01/32 (06/06/13) (a)(b)	30,100,000	30,100,000
	Series 2003,
	SPA: JPMorgan Chase Bank
	0.140% 01/01/32 (06/06/13) (a)(b)	32,900,000	32,900,000
	Series 2006,
	SPA: JPMorgan Chase Bank
	0.140% 01/01/35 (06/06/13) (a)(b)	31,275,000	31,275,000
MICHIGAN TOTAL			203,402,627
MINNESOTA — 1.5%
MN Anoka-Hennepin Independent School District No. 11
	Series 2011 A,
	Minnesota School District Credit Enhancement Program,
	4.000% 02/01/14	1,000,000	1,024,668
MN Bloomington Independent School District No. 271
	Series 2013 B
	Minnesota School District Credit Enhancement Program,
	2.000% 02/01/14 (e)	1,145,000	1,157,939
MN Columbia Heights Independent School District No. 13
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	1.250% 09/16/13	6,000,000	6,016,099
MN Elk River Independent School District No. 728
	Series 2012 A
	Minnesota School District Credit Enhancement Program,
	4.000% 02/01/14	1,000,000	1,024,737
MN Fridley Independent School District No. 14
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.500% 09/27/13	7,500,000	7,529,003
MN Holdingford Independent School District No. 738
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.500% 09/28/13	3,000,000	3,011,207
MN Maple Grove Multi-Family Housing
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.230% 11/01/31 (06/06/13) (a)(b)	1,150,000	1,150,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN Monticello Independent School District No. 882
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.250% 09/20/13	4,200,000	4,212,067
MN Moorhead Independent School District No. 152
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	1.000% 09/18/13	8,500,000	8,517,946
MN Rocori Area Schools Independent School District No. 750
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.250% 09/27/13	3,000,000	3,008,699
MN Rosemount-Apple Valley-Eagan Independent School District No. 196
	Series 1996 A
	Minnesota School District Credit Enhancement Program,
	04/01/14 (f)	1,960,000	1,954,780
MN Roseville Independent School District No. 623
	Tax Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2013 A,
	1.000% 09/12/13 (e)	6,000,000	6,010,920
MN School District Capital Equipment Borrowing Program
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	2.000% 09/10/13	4,000,000	4,019,312
MN St. Louis County Independent School District No. 2142
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	1.000% 09/27/13	5,000,000	5,011,591
MN Warroad Independent School District No. 690
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.500% 08/30/13	6,745,000	6,764,852
MINNESOTA TOTAL			60,413,820
MISSISSIPPI — 0.1%
MS Jackson County
	Chevron Corp.,
	Series 1993,

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSISSIPPI — (continued)
	0.060% 06/01/23 (06/03/13) (a)(d)	4,300,000	4,300,000
MISSISSIPPI TOTAL			4,300,000
MISSOURI — 3.5%
MO Deutsche Bank Spears/Lifers Trust
	Kansas City Assistance Corp.,
	Series 2008-536,
	GTY AGMT: Deutsche Bank AG
	0.130% 04/15/19 (06/06/13) (a)(b)	9,355,000	9,355,000
MO Development Finance Board
	The Nelson Gallery Foundation,
	Series 2004 A,
	SPA: Northern Trust Company
	0.070% 12/01/33 (06/03/13) (a)(b)	15,000,000	15,000,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2008 C-5,
	0.120% 11/15/26 (06/05/13) (b)(d)	10,500,000	10,500,000
	SSM Health Care Obligations Group,
	Series 2005 D4,
	SPA: JPMorgan Chase Bank
	0.140% 06/01/33 (06/05/13) (a)(b)	59,425,000	59,425,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.120% 04/15/34 (06/05/13) (a)(b)	14,025,000	14,025,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.130% 11/01/32 (06/06/13) (a)(b)	2,775,000	2,775,000
MO St. Louis Airport
	Series 2005,
	GTY AGMT: Deutsche Bank AG
	0.150% 07/01/31 (06/06/13) (a)(b)	27,950,000	27,950,000
MISSOURI TOTAL			139,030,000
MONTANA — 0.4%
MT Board of Investments
	Series 2004,
	0.220% 03/01/29 (03/01/14) (b)(d)	8,400,000	8,400,000
	Series 2013,
	0.220% 03/01/38 (03/01/14) (b)(d)	8,180,000	8,180,000
MONTANA TOTAL			16,580,000
NEBRASKA — 2.4%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.120% 08/01/39 (06/06/13) (a)(b)	40,605,000	40,605,000
NE Nuckolls County
	Agrex, Inc.,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (continued)
	Series 1985,
	LOC: JPMorgan Chase Bank
	0.180% 02/01/15 (06/05/13) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
	Electric Revenue Notes,
	Series A:
	0.160% 06/11/13	10,300,000	10,300,000
	0.170% 06/06/13	12,330,000	12,330,000
	0.180% 06/05/13	15,000,000	15,000,000
	0.180% 08/07/13	13,000,000	13,000,000
NEBRASKA TOTAL			96,335,000
NEVADA — 1.5%
NV Deutsche Bank Spears/Lifers Trust
	Clark County School District,
	Series 2008-684,
	GTY AGMT: Deutsche Bank AG
	0.130% 06/15/24 (06/06/13) (a)(b)	9,755,000	9,755,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.060% 06/01/42 (06/03/13) (a)(b)	51,235,000	51,235,000
NEVADA TOTAL			60,990,000
NEW JERSEY — 1.8%
NJ Deutsche Bank Spears/Lifers Trust
	New Jersey State Transportation Trust Fund Authority:
	Series 2007-317,
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	0.300% 12/15/33 (08/15/13) (a)(b)	29,490,000	29,490,000
	Series 2007-452,
	Insured: NPFGC,
	GTY AGMT: Deutsche Bank AG
	0.200% 12/15/33 (06/06/13) (a)(b)(c)	19,405,000	19,405,000
NJ Economic Development Authority
	Series 2011,
	DPCE: State Appropriation,
	LIQ FAC: Citibank N.A.
	0.470% 09/01/21 (06/06/13) (a)(b)(c)	6,940,000	6,940,000
NJ JPMorgan Chase Putters/Drivers Trust
	Series 2009-3540Z,
	LIQ FAC: JPMorgan Chase Bank
	0.240% 12/15/13 (06/06/13) (a)(b)(c)	2,780,000	2,780,000
NJ North Bergen
	Series 2013,
	1.000% 04/02/14	14,110,250	14,190,073
NEW JERSEY TOTAL			72,805,073

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW MEXICO — 2.1%
NM Dona Ana County
	Foamex LP,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.270% 11/01/13 (06/06/13) (a)(b)	6,000,000	6,000,000
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.120% 11/01/39 (06/06/13) (a)(b)	69,320,000	69,320,000
NM State of New Mexico
	Series 2013,
	2.000% 03/01/14	6,450,000	6,536,744
NEW MEXICO TOTAL			81,856,744
NEW YORK — 9.3%
NY Amherst
	Series 2012 A,
	1.000% 07/18/13	3,025,000	3,027,715
NY Baldwinsville Central School District
	New York State Aid Intercept Program,
	Series 2012,
	1.000% 06/27/13	6,224,000	6,227,155
NY BB&T Municipal Trust
	Series 2009-1037,
	LOC: Branch Banking & Trust
	0.280% 06/01/17 (06/06/13) (a)(b)(c)	19,305,000	19,305,000
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.210% 06/01/25 (06/06/13) (a)(b)(c)	33,710,000	33,710,000
NY Housing Finance Agency
	Ann/Nassau Realty LLC,
	111 Nassau Street Housing,
	Series 2011 A,
	LOC: Landesbank Hessen-Thüringen:
	0.090% 11/01/44 (06/03/13) (a)(b)	6,250,000	6,250,000
	Midtown West B LLC,
	505 West 37th St.:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.180% 05/01/42 (06/05/13) (a)(b)	33,060,000	33,060,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.180% 05/01/42 (06/05/13) (a)(b)	51,000,000	51,000,000
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Series 2010 A1,
	Escrowed in U.S. Treasuries,
	0.230% 12/01/50 (11/01/13) (b)(d)	50,000,000	50,000,000
	Series 2011 A3,
	Escrowed in U.S. Treasuries,
	0.230% 12/01/49 (11/01/13) (b)(d)	50,000,000	50,000,000
NY New York City Housing Development Corp.
	Series 2009 A,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.120% 09/01/49 (06/05/13) (a)(b)	7,500,000	7,500,000
	Series 2009 H-2,
	0.250% 05/01/41 (06/28/13) (b)(d)	6,640,000	6,640,000
NY New York City Municipal Water Finance Authority
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.090% 06/15/39 (06/03/13) (a)(b)	30,895,000	30,895,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	NYC Recovery,
	Series 2002 1D,
	SPA: Landesbank Hessen-Thüringen
	0.090% 11/01/22 (06/03/13) (a)(b)	15,200,000	15,200,000
NY New York City
	Series 2008 B-1,
	5.000% 09/01/13	1,000,000	1,011,841
	Series 2012 A-2,
	LOC: Mizuho Corporate Bank
	0.070% 10/01/38 (06/03/13) (a)(b)	24,335,000	24,335,000
NY Triborough Bridge & Tunnel Authority
	Series 2002 F,
	SPA: Landesbank Hessen-Thüringen
	0.090% 11/01/32 (06/03/13) (a)(b)	32,600,000	32,600,000
NEW YORK TOTAL			370,761,711
NORTH CAROLINA — 1.9%
NC BB&T Municipal Trust
	Series 2008-1008,
	LOC: Branch Banking & Trust
	0.210% 03/01/24 (06/06/13) (a)(b)(c)	10,955,000	10,955,000
	Series 2008-1023,
	LOC: Branch Banking & Trust
	0.210% 05/01/24 (06/06/13) (a)(b)(c)	3,515,000	3,515,000
	Series 2008-1026,
	LOC: Branch Banking & Trust
	0.210% 10/01/18 (06/06/13) (a)(b)(c)	8,720,000	8,720,000
NC Capital Facilities Finance Agency
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.150% 07/01/19 (06/06/13) (a)(b)	3,700,000	3,700,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.150% 12/01/29 (06/06/13) (a)(b)	5,000,000	5,000,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.150% 05/01/30 (06/06/13) (a)(b)	3,360,000	3,360,000
NC Facilities Financing
	Duke University:
	Series A1:
	0.150% 06/06/13	5,000,000	5,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.170% 07/10/13	11,774,000	11,774,000
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.150% 11/01/38 (06/06/13) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.150% 05/01/18 (06/06/13) (a)(b)	1,305,000	1,305,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.150% 06/01/37 (06/06/13) (a)(b)	7,050,000	7,050,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.150% 09/01/22 (06/06/13) (a)(b)	5,600,000	5,600,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.150% 11/01/32 (06/06/13) (a)(b)	3,900,000	3,900,000
NORTH CAROLINA TOTAL			74,879,000
OHIO — 3.6%
OH Butler County Port Authority
	Greater Miami Valley YMCA,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.170% 09/01/37 (06/06/13) (a)(b)	10,800,000	10,800,000
OH Cleveland-Cuyahoga County Port Authority
	The Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.140% 01/01/31 (06/06/13) (a)(b)	9,305,000	9,305,000
OH Cuyahoga County
	Cleveland Hearing & Speech,
	Series 2008,
	LOC: PNC Bank N.A.
	0.140% 06/01/38 (06/06/13) (a)(b)	4,790,000	4,790,000
OH Deutsche Bank Spears/Lifers Trust
	Columbus Ohio Regional Airport Authority,
	Series 2008-488,
	GTY AGMT: Deutsche Bank AG
	0.130% 01/01/28 (06/06/13) (a)(b)	4,930,000	4,930,000
OH Eclipse Funding Trust
	Higher Educational Facility,
	University of Dayton,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.120% 12/01/33 (06/06/13) (a)(b)	5,880,000	5,880,000
OH Franklin County
	OhioHealth Corp.,
	Series 2011 B,

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	0.250% 11/15/33 (07/09/13) (b)(d)	18,045,000	18,045,000
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.130% 06/01/30 (06/06/13) (a)(b)	16,645,000	16,645,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.150% 08/01/16 (06/06/13) (a)(b)	2,470,000	2,470,000
OH Higher Educational Facility Authority
	Tiffin University,
	Series 2007,
	LOC: PNC Bank N.A.
	0.140% 08/01/22 (06/06/13) (a)(b)	10,470,000	10,470,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: PNC Bank N.A.
	0.140% 12/01/27 (06/06/13) (a)(b)	9,450,000	9,450,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A.
	0.140% 12/01/27 (06/06/13) (a)(b)	5,855,000	5,855,000
OH Ohio State University
	0.160% 06/06/13	25,000,000	25,000,000
	0.160% 06/12/13	2,985,000	2,985,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	0.150% 06/01/27 (06/06/13) (a)(b)	6,900,000	6,900,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.200% 12/01/22 (06/06/13) (a)(b)	3,000,000	3,000,000
OH Zanesville Muskingum County Port Authority
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A.
	0.150% 02/01/24 (06/06/13) (a)(b)	7,630,000	7,630,000
OHIO TOTAL			144,155,000
OKLAHOMA — 0.2%
OK Tulsa Industrial Authority
	Justin Industries, Inc.,
	Series 1984,
	LOC: JPMorgan Chase Bank

		Par ($)	Value ($)
Municipal Bonds — (continued)
OKLAHOMA — (continued)
	0.200% 10/01/14 (06/06/13) (a)(b)	6,335,000	6,335,000
OKLAHOMA TOTAL			6,335,000
PENNSYLVANIA — 5.1%
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.130% 05/01/26 (06/06/13) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
	Our Lady of the Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.140% 06/01/22 (06/06/13) (a)(b)	1,890,000	1,890,000
PA Deutsche Bank Spears/Lifers Trust
	Westmoreland County Municipal Authority,
	Series 2007-301,
	GTY AGMT: Deutsche Bank AG
	0.170% 08/15/30 (06/06/13) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.140% 03/01/24 (06/05/13) (a)(b)	2,600,000	2,600,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.140% 03/01/24 (06/05/13) (a)(b)	7,300,000	7,300,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.140% 03/01/24 (06/05/13) (a)(b)	11,300,000	11,300,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.140% 03/01/24 (06/05/13) (a)(b)	1,700,000	1,700,000
	Series 1989 G-6,
	LOC: U.S. Bank N.A.
	0.140% 03/01/24 (06/05/13) (a)(b)	1,400,000	1,400,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.140% 03/01/24 (06/05/13) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.120% 03/01/30 (06/06/13) (a)(b)	4,065,000	4,065,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.140% 05/01/28 (06/06/13) (a)(b)	4,900,000	4,900,000
PA North Penn Water Authority
	Series 2008,
	LOC: U.S. Bank N.A.
	0.120% 11/01/24 (06/06/13) (a)(b)	6,915,000	6,915,000
PA Northampton County Higher Education Authority
	Lehigh University,

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	Series 2006 A,
	0.100% 11/15/21 (06/06/13) (b)(d)	3,800,000	3,800,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.130% 03/01/26 (06/06/13) (a)(b)	6,940,000	6,940,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.130% 08/01/30 (06/06/13) (a)(b)	9,745,000	9,745,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.130% 05/15/20 (06/06/13) (a)(b)	11,685,000	11,685,000
PA RBC Municipal Products, Inc. Trust
	Bethlehem PA Area School District,
	Series 2011 E-31,
	LOC: Royal Bank of Canada
	0.120% 05/01/14 (06/06/13) (a)(b)(c)	5,000,000	5,000,000
	Hempfield PA School District,
	Series 2011 E-30,
	LOC: Royal Bank of Canada
	0.120% 08/01/25 (06/06/13) (a)(b)(c)	5,280,000	5,280,000
	Manhein Township PA School District,
	Series 2011 E-28,
	LOC: Royal Bank of Canada
	0.120% 12/12/14 (06/06/13) (a)(b)(c)	13,350,000	13,350,000
	Pennsylvania State Turnpike Commission,
	Series 2011 E-22,
	LOC: Royal Bank of Canada
	0.120% 12/01/38 (06/06/13) (a)(b)(c)	15,900,000	15,900,000
	University of Pittsburgh Medical Center,
	Series 2010 E-16,
	LOC: Royal Bank of Canada
	0.120% 04/15/39 (06/06/13) (a)(b)(c)	38,825,000	38,825,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.120% 11/01/29 (06/06/13) (a)(b)	3,520,000	3,520,000
PA University of Pittsburgh
	Series 2012,
	2.000% 07/02/13	12,000,000	12,018,214
PENNSYLVANIA TOTAL			201,978,214
PUERTO RICO — 0.0%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	0.130% 08/01/54 (06/06/13) (a)(b)	1,055,000	1,055,000
PUERTO RICO TOTAL			1,055,000
RHODE ISLAND — 0.8%
RI Health & Educational Building Corp.
	Brown University,
	Higher Education Facilities,
	Series 2003 B,
	0.100% 09/01/43 (06/06/13) (b)(d)	31,980,000	31,980,000
RHODE ISLAND TOTAL			31,980,000
SOUTH CAROLINA — 1.8%
SC Aiken County Consolidated School District
	Series 2011
	Credit Support: South Carolina School District Credit Enhancement Program
	3.000% 04/01/14	2,660,000	2,720,957
SC Chester County School District
	Series 2012 B
	Credit Support: South Carolina School District Credit Enhancement Program
	4.000% 03/01/14	2,505,000	2,575,199
SC Florence School District One
	Series 2012
	Credit Support: South Carolina School District Credit Enhancement Program
	5.000% 03/01/14	5,145,000	5,327,534
SC Greenville County School District
	Series 2012 C,
	Credit Support: South Carolina School District Credit Enhancement Program
	2.500% 06/03/13	54,775,000	54,781,918
SC Oconee County School District
	Series 2013
	Credit Support: South Carolina School District Credit Enhancement Program
	2.000% 03/01/14	5,000,000	5,065,394
SOUTH CAROLINA TOTAL			70,471,002
SOUTH DAKOTA — 0.4%
SD Housing Development Authority
	Homeownership Mortgage,
	Series 2003 C-1,
	SPA: Landesbank Hessen-Thüringen
	0.210% 05/01/32 (06/06/13) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.
	0.150% 11/15/33 (06/06/13) (a)(b)	12,195,000	12,195,000
SOUTH DAKOTA TOTAL			16,095,000
TENNESSEE — 0.5%
TN Blount County Public Building Authority
	Series 2009 E-7-A,
	LOC: Branch Banking & Trust
	0.150% 06/01/39 (06/05/13) (a)(b)	5,370,000	5,370,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	0.150% 06/01/37 (06/05/13) (a)(b)	1,470,000	1,470,000
	Series 2009 E-9-A,
	LOC: Branch Banking & Trust
	0.150% 06/01/30 (06/05/13) (a)(b)	5,000,000	5,000,000
TN Clipper Tax-Exempt Certificate Trust
	Series 2013 1A,
	LIQ FAC: State Street Bank & Trust Co.
	0.120% 07/01/27 (06/06/13) (a)(b)(c)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.200% 10/01/27 (06/05/13) (a)(b)	1,750,000	1,750,000
TENNESSEE TOTAL			21,090,000
TEXAS — 5.2%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Co.
	0.140% 06/01/28 (06/06/13) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
	Caddo Mills Texas Independent School District,
	Series 2008-473,
	Insured: PSF,
	GTY AGMT: Deutsche Bank AG:
	0.170% 08/15/42 (06/06/13) (a)(b)	10,290,000	10,290,000
	Houston Taxes Utility Systems,
	Series 2008-511,
	GTY AGMT: Deutsche Bank AG
	0.170% 11/15/25 (06/06/13) (a)(b)	12,545,000	12,545,000
	Lovejoy Independent School District,
	Series 2008-514,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG:
	0.130% 02/15/38 (06/06/13) (a)(b)	3,520,000	3,520,000
	Victoria Independent School District,
	Series 2008-604,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG:
	0.130% 02/15/37 (06/06/13) (a)(b)	7,650,000	7,650,000
TX Gregg County Housing Finance Corp.
	Bailey Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.120% 02/15/23 (06/06/13) (a)(b)	4,515,000	4,515,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.120% 02/15/23 (06/06/13) (a)(b)	2,330,000	2,330,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County Cultural Education Facilities Finance Corp.
	Memorial Hermann Hospital System,
	Series 2008 D-3,
	LOC: Northern Trust Co.
	0.110% 06/01/29 (06/06/13) (a)(b)	5,200,000	5,200,000
TX Harris County Health Facilities Development Corp.
	Gulf Coast Regional Blood Center,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.230% 04/01/17 (06/06/13) (a)(b)	1,150,000	1,150,000
TX JPMorgan Chase Putters/Drivers Trust
	Lake Travis TX Independent School District,
	Series 2012-4239,
	Insured: PSF,
	LIQ FAC: Deutsche Bank AG:
	0.140% 02/15/19 (06/06/13) (a)(b)(c)	3,725,000	3,725,000
	Richardson TX Independent School District,
	Series 2012-4238,
	Insured: PSF,
	LIQ FAC: Deutsche Bank AG:
	0.140% 02/15/19 (06/06/13) (a)(b)(c)	3,300,000	3,300,000
	Sheldon TX Independent School District,
	Series 2012-4245,
	Insured: PSF,
	LIQ FAC: Deutsche Bank AG:
	0.140% 02/15/15 (06/06/13) (a)(b)(c)	5,615,000	5,615,000
TX Northside Independent School District
	Series 2007 A
	Guarantor: PSF
	2.000% 06/01/14 (e)	2,170,000	2,207,910
TX RBC Municipal Products, Inc. Trust
	Harris County Texas Cultural Educational Facility,
	Memorial Hermann Health Care System,
	Series 2011 E-18,
	LOC: Royal Bank of Canada
	0.120% 06/01/32 (06/06/13) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSF,
	LIQ FAC: Wells Fargo Bank N.A.
	0.140% 08/01/32 (06/06/13) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
	University of the Incarnate Word,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.180% 12/01/21 (06/06/13) (a)(b)	4,710,000	4,710,000
TX State
	Tax & Revenue Anticipation Notes,
	Series 2012,
	2.500% 08/30/13	75,000,000	75,420,698
TX Thruway Authority
	Dallas North Texas Tollway Systems,
	LOC: JPMorgan Chase Bank:
	0.180% 07/09/13	7,000,000	7,000,000
	0.180% 07/10/13	6,000,000	6,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	0.180% 07/11/13	13,000,000	13,000,000
TEXAS TOTAL			206,348,608
UTAH — 1.5%
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.170% 04/01/42 (06/06/13) (a)(b)	3,125,000	3,125,000
UT Murray
	IHC Health Services, Inc.,
	Series 2005 D,
	SPA: Wells Fargo Bank N.A.
	0.060% 05/15/37 (06/03/13) (a)(b)	8,155,000	8,155,000
UT Weber County
	IHC Health Services, Inc.:
	Series 2000 A,
	SPA: Bank of New York Mellon
	0.070% 02/15/31 (06/03/13) (a)(b)	10,200,000	10,200,000
	Series 2000 C,
	SPA: Bank of New York Mellon
	0.070% 02/15/35 (06/03/13) (a)(b)	38,500,000	38,500,000
UTAH TOTAL			59,980,000
VIRGINIA — 1.2%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.140% 01/15/41 (06/06/13) (a)(b)	18,625,000	18,625,000
VA Commonwealth University Health System Authority
	Series 2005 A,
	LOC: Wells Fargo Bank N.A.
	0.070% 07/01/30 (06/03/13) (a)(b)	175,000	175,000
VA Fairfax County Industrial Development Authority
	Inova Health System Foundation,
	Fairfax Hospital:
	Series 1988 C,
	LOC: Northern Trust Co.
	0.170% 10/01/25 (06/05/13) (a)(b)	8,200,000	8,200,000
	Series 1988 D,
	LOC: Northern Trust Co.
	0.170% 10/01/25 (06/05/13) (a)(b)	3,800,000	3,800,000
VA Loudoun County Industrial Development Authority
	Jack Kent Cooke Foundation,
	Series 2004,
	LOC: Northern Trust Co.
	0.170% 06/01/34 (06/05/13) (a)(b)	12,500,000	12,500,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.150% 01/01/35 (06/06/13) (a)(b)	3,980,000	3,980,000
VIRGINIA TOTAL			47,280,000
WASHINGTON — 1.0%
WA Chelan County Public Utility District No. 1
	Series 2008 A,
	Escrowed to maturity,
	5.000% 07/01/13	3,650,000	3,664,339
WA Deutsche Bank Spears/Lifers Trust
	King County,
	Series 2008-598,
	LIQ FAC: Deutsche Bank AG
	0.130% 01/01/28 (06/06/13) (a)(b)	7,000,000	7,000,000
	Washington State,
	Series 2008-599,
	LIQ FAC: Deutsche Bank AG
	0.130% 01/01/30 (06/06/13) (a)(b)	9,805,000	9,805,000
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.120% 12/01/31 (06/06/13) (a)(b)	3,345,000	3,345,000
WA Energy Northwest
	Bonneville Power Administration,
	Series 2005 A,
	5.000% 07/01/13	1,000,000	1,003,885
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC:
	0.120% 12/01/41 (06/05/13) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.130% 07/01/29 (06/05/13) (a)(b)	3,405,000	3,405,000
	Single Family Housing,
	Series 2009,
	DPCE: GNMA/FNMA/FHLMC,
	LIQ FAC: State Street Bank & Trust Co.:
	0.120% 06/01/39 (06/06/13) (a)(b)	6,000,000	6,000,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.230% 07/01/28 (06/06/13) (a)(b)	1,520,000	1,520,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	0.130% 05/01/19 (06/06/13) (a)(b)	1,675,000	1,675,000
WASHINGTON TOTAL			40,618,224
WEST VIRGINIA — 0.5%
WV Deutsche Bank Spears/Lifers Trust
	Series 2007-385,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.220% 04/01/30 (06/06/13) (a)(b)	2,730,000	2,730,000
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.120% 12/01/42 (06/06/13) (a)(b)	16,900,000	16,900,000
WEST VIRGINIA TOTAL			19,630,000
WISCONSIN — 1.4%
WI Health & Educational Facilities Authority
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris N.A.
	0.110% 02/01/38 (06/03/13) (a)(b)	14,800,000	14,800,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.150% 06/01/41 (06/03/13) (a)(b)	24,770,000	24,770,000
WI Wells Fargo Stage Trust
	Floater Certificates,
	Wisconsin State,
	Series 2012 111C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.270% 05/01/33 (06/13/13) (a)(b)(c)	15,730,000	15,730,000
WISCONSIN TOTAL			55,300,000

	Total Municipal Bonds (cost of $3,915,863,636)		3,915,863,636

Closed-End Investment Companies — 1.4%
California — 0.5%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010 3,
	LIQ FAC: Deutsche Bank AG
	0.240% 03/01/40 (06/06/13) (a)(b)(c)	8,200,000	8,200,000
	Series 2010 4,
	LIQ FAC: Citibank N.A.
	0.200% 12/01/40 (06/06/13) (a)(b)(c)	10,000,000	10,000,000
CALIFORNIA TOTAL			18,200,000

		Par ($)	Value ($)
Closed-End Investment Companies — (continued)
New York — 0.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.200% 12/01/40 (06/06/13) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen AMT-Free Municipal Income Fund
	Series 2013
	LIQ FAC: Citibank N.A.
	0.200% 08/01/40 (06/06/13) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank AG
	0.230% 03/01/40 (06/06/13) (a)(b)(c)	2,300,000	2,300,000
NEW YORK TOTAL			32,300,000
OTHER — 0.1%
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010,
	LIQ FAC: JPMorgan Chase Bank
	0.190% 12/01/40 (06/06/13) (a)(b)(c)	5,600,000	5,600,000
	OTHER TOTAL		5,600,000

	Total Closed-End Investment Companies (cost of $56,100,000)		56,100,000

	Total Investments — 100.0% (cost of $3,971,963,636)(g)		3,971,963,636

	Other Assets & Liabilities, Net — 0.0%		(143,644)

	Net Assets — 100.0%		3,971,819,992

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,915,863,636	$—	$3,915,863,636
Total Closed-End Investment Companies	—	56,100,000	—	56,100,000
Total Investments	$—	$3,971,963,636	$—	$3,971,963,636

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities, which are not illiquid, amounted to $631,234,500 or 15.9% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2013.

(e)	Security purchased on a delayed delivery basis.

(f)	Zero coupon bond.

(g)	Cost for federal income tax purposes is $3,971,963,636.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement

FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

May 31, 2013 (Unaudited)	BofA Treasury Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 36.8%
U.S. Government Obligations — 36.8%
U.S. Treasury Bill
0.125% 08/31/13 (a)	65,820,000	65,811,832
U.S. Treasury Note
0.125% 12/31/13	40,000,000	40,004,231
0.250% 11/30/13	380,700,000	380,917,838
0.375% 07/31/13	584,230,000	584,410,239
0.500% 10/15/13	90,200,000	90,316,418
0.500% 11/15/13	294,170,000	294,620,928
0.750% 12/15/13	515,255,000	516,921,479
1.000% 07/15/13	144,200,000	144,341,232
1.000% 01/15/14	60,000,000	60,334,265
1.125% 06/15/13	310,645,000	310,750,160
1.500% 12/31/13	70,000,000	70,562,845
2.000% 11/30/13	481,950,000	486,393,020
2.750% 10/31/13	21,100,000	21,328,290
3.375% 07/31/13	61,450,000	61,774,456
4.250% 08/15/13	90,000,000	90,757,653
4.250% 11/15/13	70,000,000	71,308,130
U.S. GOVERNMENT OBLIGATIONS TOTAL		3,290,553,016

Total Government & Agency Obligations (cost of $3,290,553,016)		3,290,553,016
Repurchase Agreements — 65.1%
Repurchase agreement with ABN AMRO Bank US, dated 05/31/13, due 06/03/13 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 02/15/41, market value $204,000,887 (repurchase proceeds $200,000,833)	200,000,000	200,000,000
Repurchase agreement with Bank of Nova Scotia, dated 03/12/13, due 06/13/13 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 11/15/28, market value $98,898,258 (repurchase proceeds $96,962,553)	96,930,000	96,930,000
Repurchase agreement with Bank of Nova Scotia, dated 04/09/13, due 07/08/13 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 05/15/42, market value $112,055,678 (repurchase proceeds $109,870,206)	109,840,000	109,840,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Bank of Nova Scotia, dated 05/28/13, due 06/04/13 at 0.030%, collateralized by U.S. Treasury obligations with various maturities to 05/15/41, market value $147,900,765 (repurchase proceeds $145,000,846)	145,000,000	145,000,000
	Repurchase agreement with Bank of Nova Scotia, dated 05/31/13, due 06/07/13 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 03/31/17, market value $48,960,262 (repurchase proceeds $48,000,560)	48,000,000	48,000,000
	Repurchase agreement with Barclays Capital, dated 05/31/13, due 06/03/13 at 0.060%, collateralized by a U.S. Treasury obligation maturing 08/31/16, market value $89,760,525 (repurchase proceeds $88,000,440)	88,000,000	88,000,000
	Repurchase agreement with BNP Paribas, dated 05/31/13, due 06/03/13 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/43, market value $306,001,785 (repurchase proceeds $300,001,750)	300,000,000	300,000,000
	Repurchase agreement with BNP Paribas, dated 05/31/13, due 06/03/13 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 12/31/16, market value $204,111,262 (repurchase proceeds $200,000,833)	200,000,000	200,000,000
	Repurchase agreement with Citibank N.A., dated 05/31/13, due 06/03/13 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 08/15/21, market value $191,784,409 (repurchase proceeds $188,000,783)	188,000,000	188,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 04/09/13, due 07/09/13 at 0.110%, collateralized by a U.S. Treasury obligation maturing 11/30/13, market value $51,002,459 (repurchase proceeds $50,013,903)	50,000,000	50,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/31/13, due 06/03/13 at 0.060%, collateralized by a U.S. Treasury obligation maturing 11/30/15, market value $89,761,305 (repurchase proceeds $88,000,440)	88,000,000	88,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 05/31/13, due 06/03/13 at 0.060%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 01/15/54, market value $765,513,833 (repurchase proceeds $750,503,753)	750,500,000	750,500,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/13, due 06/03/13 at 0.010%, collateralized by a U.S. Treasury obligation maturing 02/28/17, market value $57,786,719 (repurchase proceeds $56,653,047)	56,653,000	56,653,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/30/13, due 06/06/13 at 0.02%, collateralized by a U.S. Treasury obligation maturing 01/15/23, market value $204,000,480 (repurchase proceeds $200,000,778)	200,000,000	200,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/31/13, due 06/03/13 at 0.02%, collateralized by a U.S. Treasury obligation maturing 11/15/14, market value $5,165,354 (repurchase proceeds $5,064,008)	5,064,000	5,064,000
	Repurchase agreement with J.P. Morgan Securities, dated 03/12/13, due 06/10/13 at 0.120%, collateralized by U.S. Treasury obligations with various maturities to 05/15/38, market value $100,984,764 (repurchase proceeds $99,029,700)	99,000,000	99,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/31/13, due 06/03/13 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 05/15/43, market value $89,760,359 (repurchase proceeds $88,000,513)	88,000,000	88,000,000
	Repurchase agreement with RBC Capital Markets, dated 05/30/13, due 06/06/13 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 02/15/43, market value $98,710,775 (repurchase proceeds $96,775,376)	96,775,000	96,775,000
	Repurchase agreement with RBC Capital Markets, dated 05/31/13, due 06/03/13 at 0.050%, collateralized by a U.S. Treasury obligation maturing 05/31/15, market value $454,712,868 (repurchase proceeds $445,796,857)	445,795,000	445,795,000
	Repurchase agreement with RBC Capital Markets, dated 05/31/13, due 06/03/13 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/43, market value $357,002,083 (repurchase proceeds $350,002,042)	350,000,000	350,000,000
	Repurchase agreement with Royal Bank of Scotland, dated 05/30/13, due 06/06/13 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 10/31/16, market value $102,003,786 (repurchase proceeds $100,000,389)	100,000,000	100,000,000

3

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Royal Bank of Scotland, dated 05/31/13, due 06/03/13 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 02/15/42, market value $510,002,496 (repurchase proceeds $500,002,083)	500,000,000	500,000,000
	Repurchase agreement with Societe Generale, dated 05/31/13, due 06/03/13 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 07/15/21, market value $306,001,615 (repurchase proceeds $300,001,500)	300,000,000	300,000,000
	Repurchase agreement with Societe Generale, dated 05/31/13, due 06/03/13 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/42, market value $306,001,785 (repurchase proceeds $300,001,750)	300,000,000	300,000,000
	Repurchase agreement with Societe Generale, dated 05/31/13, due 06/03/13 at 0.120%, collateralized by a U.S. Treasury obligation maturing 02/15/42, market value $102,603,949 (repurchase proceeds $100,001,000)	100,000,000	100,000,000
	Repurchase agreement with Societe Generale, dated 05/31/13, due 06/03/13 at 0.140%, collateralized by a U.S. Treasury obligation maturing 08/08/13, market value $153,001,825 (repurchase proceeds $150,001,750)	150,000,000	150,000,000
	Repurchase agreement with TD USA Securities, Inc., dated 05/29/13, due 06/05/13 at 0.030%, collateralized by U.S. Treasury obligations with various maturities to 12/31/16, market value $197,880,844 (repurchase proceeds $194,001,132)	194,000,000	194,000,000
	Repurchase agreement with TD USA Securities, Inc., dated 05/31/13, due 06/07/13 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 11/07/13, market value $102,000,577 (repurchase proceeds $100,001,167)	100,000,000	100,000,000
	Repurchase agreement with UBS Securities LLC, dated 05/31/13, due 06/03/13 at 0.050%, collateralized by U.S. Treasury obligations maturities to 04/30/18, market value $191,760,835 (repurchase proceeds $188,000,783)	188,000,000	188,000,000

4

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo, dated 05/31/13, due 06/03/13 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 08/15/15, market value $293,769,212 (repurchase proceeds $288,001,440)	288,000,000	288,000,000

	Total Repurchase Agreements (cost of $5,825,557,000)		5,825,557,000

	Total Investments — 101.9% (cost of $9,116,110,016)(b)		9,116,110,016

	Other Assets & Liabilities, Net — (1.9)%		(173,005,298)

	Net Assets — 100.0%		8,943,104,718

	Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements.  These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of May 31, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$3,290,553,016	$—	$3,290,553,016
Total Repurchase Agreements	—	5,825,557,000	—	5,825,557,000
Total Investments	$—	$9,116,110,016	$—	$9,116,110,016

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a) The rate shown represents the annualized yield at the date of purchase.

(b) Cost for federal income tax purposes is $9,116,110,016.

6

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 23, 2013

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	July 23, 2013